                        NATIONWIDE LIFE INSURANCE COMPANY

               Single Premium Deferred Variable Annuity Contracts

       Issued by Nationwide Life Insurance Company through its Nationwide
                               Variable Account-9

                  The date of this prospectus is May 1, 1999.
-------------------------------------------------------------------------------

This prospectus contains basic information you should know about the contracts before investing.

Please read it and keep it for future reference.

The following underlying mutual funds are available under the contracts:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.,
A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
-      American Century VP Income & Growth
-      American Century VP International
-      American Century VP Value

DREYFUS
-      The Dreyfus Socially Responsible Growth Fund, Inc.
-      Dreyfus Stock Index Fund, Inc.
-      Dreyfus Variable Investment Fund - Capital Appreciation Portfolio

FEDERATED INSURANCE SERIES
-      Federated Quality Bond Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
-      VIP Equity-Income Portfolio: Service Class
-      VIP Growth Portfolio: Service Class
-      VIP High Income Portfolio: Service Class*
-      VIP Overseas Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
-      VIP II Contrafund Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCT FUND III
-      VIP III Growth Opportunities Portfolio: Service Class

MORGAN STANLEY
- Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio

- Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST
-        Capital Appreciation Fund
-        Government Bond Fund
-        Money Market Fund
-        Total Return Fund
-        Nationwide Balanced Fund* (subadviser: Salomon Brothers Asset
         Management, Inc.)
-        Nationwide Equity Income Fund (subadviser: Federated Investment
         Counseling)
- Nationwide Global Equity Fund (subadviser: J.P. Morgan Investment Management Inc.)
-        Nationwide High Income Bond Fund* (subadviser: Federated Investment
         Counseling)
- Nationwide Multi Sector Bond Fund* (subadviser: Salomon Brothers Asset Management, Inc. with Salomon Brothers Asset Management Limited)
- Nationwide Select Advisers Mid Cap Fund (First Pacific Advisors, Inc., Pilgrim Baxter & Associates, Ltd., and Rice, Hall, James & Associates)
- Nationwide Select Advisers Small Cap Growth Fund (subadvisers: Franklin Advisers, Inc., Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC)
-        Nationwide Small Cap Value Fund (subadviser: The Dreyfus Corporation)
-        Nationwide Small Company Fund
         (subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset
-        Management, Inc.)
-        Nationwide Strategic Growth Fund (subadviser: Strong Capital
         Management, Inc.)

- Nationwide Strategic Value Fund (subadviser: Strong Capital Management, Inc./Schafer Capital Management, Inc.)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
-    AMT Guardian Portfolio
-    AMT Mid-Cap Growth Portfolio*
-    AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS

- Oppenheimer Aggressive Growth Fund/VA (formerly "Oppenheimer Capital Appreciation Fund")
-    Oppenheimer Capital Appreciation Fund/VA (formerly "Oppenheimer Growth
     Fund")
- Oppenheimer Main Street Growth & Income Fund/VA (formerly "Oppenheimer Growth & Income Fund")

VAN ECK WORLDWIDE INSURANCE TRUST
-    Worldwide Emerging Markets Fund
-    Worldwide Hard Assets Fund

WARBURG PINCUS TRUST
-    Growth & Income Portfolio
-    International Equity Portfolio
-    Post-Venture Capital Portfolio

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-9 ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

The Statement of Additional Information (dated May 1, 1999) which contains additional information about the contracts and the variable account has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 54.

For general information or to obtain FREE copies of the:

-      Statement of Additional Information,

-      prospectus for any underlying mutual fund,

-      prospectus for the Guaranteed Term Options,


-      required Nationwide forms,

call:           1-800-848-6331
          TDD   1-800-238-3035


or write:


       NATIONWIDE LIFE INSURANCE COMPANY
       ONE NATIONWIDE PLAZA, 01-05-P1
       COLUMBUS, OHIO 43215


     The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   WWW.SEC.GOV

Information about this and other Best of America products can be found at:

                              WWW.BESTOFAMERICA.COM

THIS ANNUITY IS NOT:
-    A BANK DEPOSIT              - FEDERALLY INSURED
-    ENDORSED BY A BANK OR       - AVAILABLE IN EVERY
   GOVERNMENT AGENCY               STATE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


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


GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit used to calculate the variable payment annuity payments.

CONTRACT VALUE- The total of all accumulation units in a contract, any amount held in the fixed account, and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS



GLOSSARY OF SPECIAL TERMS .................................................    3

SUMMARY OF STANDARD CONTRACT EXPENSES .....................................    6

ADDITIONAL CONTRACT OPTIONS ...............................................    7

UNDERLYING MUTUAL FUND ANNUAL EXPENSES ....................................    9

EXAMPLE ....................................................................  11

SYNOPSIS OF THE CONTRACTS...................................................  13

FINANCIAL STATEMENTS........................................................  14

CONDENSED FINANCIAL INFORMATION.............................................  14

NATIONWIDE LIFE INSURANCE COMPANY...........................................  15

NATIONWIDE ADVISORY SERVICES, INC...........................................  15

INVESTING IN THE CONTRACT...................................................  15
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS.............................................  18
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Premium Taxes

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS .........................  19
     Reduced Purchase Payment Option
     CDSC Options and Charges
     Death Benefit Options
     Guaranteed Minimum Income Benefit Option

CONTRACT OWNERSHIP..........................................................  21
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT...................................................  23
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers
RIGHT TO REVOKE.............................................................  26

SURRENDER (REDEMPTION)......................................................  26
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Texas Optional Retirement
     Program or a Louisiana Optional Retirement Plan
     Surrenders Under a Tax Sheltered Annuity

LOAN PRIVILEGE..............................................................  28
     Minimum & Maximum Loan Amounts
     Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT..................................................................  29

CONTRACT OWNER SERVICES.....................................................  30
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE................................................... 32

ANNUITIZING THE CONTRACT.................................................... 32
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Option ("GMIB")
     Annuity Payment Options

DEATH BENEFITS..............................................................  37
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment


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




REQUIRED DISTRIBUTIONS......................................................  39
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Tax Sheltered Annuities
     Required Distributions for Individual Retirement Annuities, SEP IRAs
      and Simple IRAs
     Required Distributions for Roth IRAs

FEDERAL TAX CONSIDERATIONS................................................... 42
     Federal Income Taxes
     Individual Retirement Annuities, SEP IRAs, Simple IRAs
       and Tax Sheltered Annuities
     Roth IRAs
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation
       Skipping Transfer Taxes
     Puerto Rico
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS....................................................... 47

YEAR 2000 COMPLIANCE ISSUES.................................................. 48

LEGAL PROCEEDINGS............................................................ 49

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY.............................. 50

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION   .................. 54

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS .......................... 55

APPENDIX B: CONDENSED FINANCIAL INFORMATION.................................. 65

SUMMARY OF STANDARD CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless:

-     the contract owner meets an available exception, or

- a contract owner has replaced a standard benefit with an available option for an additional charge.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments surrendered)....................7%(1)

Range of CDSC over time:

-------------------------------- ------------------------
Number of Completed Years from            CDSC
   Date of Purchase Payment            Percentage
-------------------------------- ------------------------
               0                           7%
-------------------------------- ------------------------
               1                           7%
-------------------------------- ------------------------
               2                           6%
-------------------------------- ------------------------
               3                           5%
-------------------------------- ------------------------
               4                           4%
-------------------------------- ------------------------
               5                           3%
-------------------------------- ------------------------
               6                           2%
-------------------------------- ------------------------
               7                           0%
-------------------------------- ------------------------

(1) Each contract year, the contract owner may withdraw without a CDSC the greater of:
     a)   10% of all purchase payments made to the contract; or
     b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code

   This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

Withdrawals may be restricted for contracts issued to fund a Tax Sheltered Annuity plan.

VARIABLE ACCOUNT CHARGES(2)
(as a percentage of average account value)

Mortality and Expense Risk Charges............0.95%
     Total Variable Account Charges...........0.95%3

(2)These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annual rate noted above.

(3)Charges shown include the Five-Year Reset Death Benefit that is standard to every contract (see "Death Benefit Payment").

Nationwide may assess a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a loan processing fee (see "Loan Privilege").

ADDITIONAL CONTRACT OPTIONS

For an additional charge, the following options are available to contract owners (upon approval by state insurance authorities). These options must be elected at the time of application and will replace the corresponding standard contract benefits.

If the contract owner chooses one or more of the following optional benefits, a corresponding charge will be deducted. Charges for the optional benefits are IN ADDITION TO the standard variable account charges. Optional benefit charges will only apply to allocations made to the variable account and are charged as a percentage of the average variable account value.

REDUCED PURCHASE PAYMENT OPTION

For an additional 0.25% of the daily net assets of the variable account, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option in not available to contracts issued as Investment-only Contracts.

    Reduced Purchase Payment Option...........0.25%
       Total Variable Account Charges
       (including Reduced Purchase
        Payment Option)...................... 1.20%

CDSC OPTION FOR ROTH IRAS

For an additional 0.15% of the daily net assets of the variable account, a Roth IRA applicant can receive a five year CDSC schedule, instead of the standard seven year CDSC schedule.

   Five Year CDSC Option .......................0.15%
     Total Variable Account Charges
     (including Five Year CDSC Option)..........1.10%

Range of Five-Year CDSC over time:

------------------------------------------------------
Number of Completed Years from           CDSC
   Date of Purchase Payment           Percentage
------------------------------------------------------
               0                          7%
------------------------------------------------------
               1                          7%
------------------------------------------------------
               2                          6%
------------------------------------------------------
               3                          4%
------------------------------------------------------
               4                          2%
------------------------------------------------------
               5                          0%
-------------------------------- ---------------------

CDSC WAIVER OPTIONS

   ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER

   For an additional 0.10% of the daily net assets of the variable account, an applicant can receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract (see "CDSC Options and Charges").

     Additional Withdrawal Without
     Charge and Disability Waiver ..............0.10%
       Total Variable Account Charges
         (including Additional Withdrawal
         Without Charge and
         Disability Waiver) ....................1.05%

   ADDITIONAL CDSC WAIVER OPTIONS FOR TAX SHELTERED ANNUITIES

   Applicants of a Tax Sheltered Annuity may also elect two additional CDSC waiver options (see "CDSC Options and Charges").

     10 Year and Disability Waiver..............0.05%
       Total Variable Account Charges
       (including 10 Year and Disability
       Waiver) .................................1.00%

     Hardship Waiver............................0.15%
       Total Variable Account Charges
       (including Hardship Waiver)............. 1.10%

DEATH BENEFIT OPTIONS

An applicant may choose one of two optional death benefits instead of the Five-Year Reset Death Benefit that is standard to every contract. The optional death benefits are:
   Optional One-Year Step Up
   Death Benefit................................0.05%
     Total Variable Account Charges
     (including One Year Step Up
     Death Benefit).............................1.00%
   Optional 5% Enhanced Death
   Benefit......................................0.10%
     Total Variable Account Charges
     (including 5% Enhanced Death
     Benefit)...................................1.05%


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

GUARANTEED MINIMUM INCOME BENEFIT OPTION

For an additional 0.45% of the daily net assets of the variable account, an applicant may elect the Guaranteed Minimum Income Benefit option (see "Guaranteed Minimum Income Benefit Option").

   Guaranteed Minimum Income Benefit
    Option......................................0.45%
     Total Variable Account Charges
     (including a Guaranteed Minimum
     Income Benefit option).....................1.40%

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
          (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER
                             EXPENSE REIMBURSEMENT)

        -------------------------------------------------------------------------------------------------------------------
                                                                 Management        Other         12b-1      Total Mutual
                                                                    Fees         Expenses         Fees      Fund Expenses
        -------------------------------------------------------------------------------------------------------------------
        American Century Variable Portfolios, Inc. - American      0.70%           0.00%         0.00%          0.70%
        Century VP Income & Growth
        -------------------------------------------------------------------------------------------------------------------
        American Century Variable Portfolios, Inc. - American      1.47%           0.00%         0.00%          1.47%
        Century VP International
        -------------------------------------------------------------------------------------------------------------------
        American Century Variable Portfolios, Inc. - American      1.00%           0.00%         0.00%          1.00%
        Century VP Value
        -------------------------------------------------------------------------------------------------------------------
        The Dreyfus Socially Responsible Growth Fund, Inc.         0.75%           0.05%         0.00%          0.80%
        -------------------------------------------------------------------------------------------------------------------
        Dreyfus Stock Index Fund, Inc.                             0.25%           0.01%         0.00%          0.26%
        -------------------------------------------------------------------------------------------------------------------
        Dreyfus Variable Investment Fund - Capital                 0.75%           0.05%         0.00%          0.80%
        Appreciation Portfolio
        -------------------------------------------------------------------------------------------------------------------
        Federated Insurance Series - Federated Quality Bond        0.23%           0.47%         0.00%          0.70%
        Fund II
        -------------------------------------------------------------------------------------------------------------------
        Fidelity VIP Equity-Income Portfolio:  Service Class,      0.49%           0.08%         0.10%          0.67%
        -------------------------------------------------------------------------------------------------------------------
        Fidelity VIP Growth Portfolio:  Service Class              0.59%           0.06%         0.10%          0.75%
        -------------------------------------------------------------------------------------------------------------------
        Fidelity VIP  High Income Portfolio:  Service Class        0.58%           0.14%         0.10%          0.82%
        -------------------------------------------------------------------------------------------------------------------
        Fidelity VIP Overseas Portfolio:  Service Class            0.74%           0.13%         0.10%          0.97%
        -------------------------------------------------------------------------------------------------------------------
        Fidelity VIP II Contrafund Portfolio:  Service Class       0.59%           0.06%         0.10%          0.75%
        -------------------------------------------------------------------------------------------------------------------
        Fidelity VIP III Growth Opportunities Portfolio:           0.59%           0.10%         0.10%          0.79%
        Service Class
        -------------------------------------------------------------------------------------------------------------------
        Morgan Stanley Dean Witter Universal Funds, Inc. -         0.27%           1.25%         0.00%          1.52%
        Emerging Markets Debt Portfolio
        -------------------------------------------------------------------------------------------------------------------
        NSAT Capital Appreciation Fund                             0.60%           0.07%         0.00%          0.67%
        -------------------------------------------------------------------------------------------------------------------
        NSAT Government Bond Fund                                  0.50%           0.07%         0.00%          0.57%
        -------------------------------------------------------------------------------------------------------------------
        NSAT Money Market Fund                                     0.40%           0.06%         0.00%          0.46%
        -------------------------------------------------------------------------------------------------------------------
        NSAT Total Return Fund                                     0.59%           0.06%         0.00%          0.65%
        -------------------------------------------------------------------------------------------------------------------
        NSAT Nationwide Balanced Fund                              0.75%           0.15%         0.00%          0.90%
        -------------------------------------------------------------------------------------------------------------------
        NSAT Nationwide Equity Income Fund                         0.80%           0.15%         0.00%          0.95%
        -------------------------------------------------------------------------------------------------------------------
        NSAT Nationwide Global Equity Fund                         1.00%           0.20%         0.00%          1.20%
        -------------------------------------------------------------------------------------------------------------------
        NSAT Nationwide High Income Bond Fund                      0.80%           0.15%         0.00%          0.95%
        -------------------------------------------------------------------------------------------------------------------
        NSAT Nationwide Multi-Sector Bond Fund                     0.75%           0.15%         0.00%          0.90%
        -------------------------------------------------------------------------------------------------------------------
        NSAT Nationwide Select Advisers Mid Cap Fund               1.05%           0.15%         0.00%          1.20%
        -------------------------------------------------------------------------------------------------------------------
        NSAT Nationwide Select Advisers Small Cap Growth Fund      1.10%           0.20%         0.00%          1.30%
        -------------------------------------------------------------------------------------------------------------------
        NSAT Nationwide Small Cap Value Fund                       0.90%           0.15%         0.00%          1.05%
        -------------------------------------------------------------------------------------------------------------------
        NSAT Nationwide Small Company Fund                         1.00%           0.07%         0.00%          1.07%
        -------------------------------------------------------------------------------------------------------------------
        NSAT Nationwide Strategic Growth Fund                      0.90%           0.10%         0.00%          1.00%
        -------------------------------------------------------------------------------------------------------------------
        NSAT Nationwide Strategic Value Fund                       0.90%           0.10%         0.00%          1.00%
        -------------------------------------------------------------------------------------------------------------------
        Neuberger Berman AMT Guardian Portfolio                    0.85%           0.15%         0.00%          1.00%
        -------------------------------------------------------------------------------------------------------------------
        Neuberger Berman AMT Mid-Cap Growth Portfolio              0.85%           0.15%         0.00%          1.00%
        -------------------------------------------------------------------------------------------------------------------
        Neuberger Berman AMT Partners Portfolio                    0.78%           0.06%         0.00%          0.84%
        -------------------------------------------------------------------------------------------------------------------
        Oppenheimer Variable Account Funds - Oppenheimer           0.69%           0.02%         0.00%          0.71%
        Aggressive Growth Fund/VA
        -------------------------------------------------------------------------------------------------------------------
        Oppenheimer Variable Account Funds - Oppenheimer           0.72%           0.03%         0.00%          0.75%
        Capital Appreciation Fund/VA
        -------------------------------------------------------------------------------------------------------------------
        Oppenheimer Variable Account Funds - Oppenheimer Main      0.74%           0.05%         0.00%          0.79%
        Street Growth & Income Fund/VA
        -------------------------------------------------------------------------------------------------------------------

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



        -------------------------------------------------------------------------------------------------------------------
                                                                 Management        Other         12b-1      Total Mutual
                                                                    Fees         Expenses         Fees      Fund Expenses
        -------------------------------------------------------------------------------------------------------------------
        Van Eck Worldwide Insurance Trust - Worldwide              1.00%           0.50%         0.00%          1.50%
        Emerging Markets Fund
        -------------------------------------------------------------------------------------------------------------------
        Van Eck Worldwide Insurance Trust - Worldwide Hard         1.00%           0.16%         0.00%          1.16%
        Assets Fund
        -------------------------------------------------------------------------------------------------------------------
        Van Kampen Life Investment Trust - Morgan Stanley          1.20%           0.00%         0.00%          1.20%
        Real Estate Securities Portfolio
        -------------------------------------------------------------------------------------------------------------------
        Warburg Pincus Trust - Growth & Income Portfolio           0.51%           0.49%         0.00%          1.00%
        -------------------------------------------------------------------------------------------------------------------
        Warburg Pincus Trust - International Equity Portfolio      1.00%           0.33%         0.00%          1.33%
        -------------------------------------------------------------------------------------------------------------------
        Warburg Pincus Trust - Post-Venture Capital Portfolio      1.08%           0.32%         0.00%          1.40%
        -------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

-------------------------------------------------- ------------- ------------- -------------- ----------------------
                                                    Management      Other                       Total Underlying
                                                       Fees        Expenses     12b-1 Fees    Mutual Fund Expenses
-------------------------------------------------- ------------- ------------- -------------- ----------------------
Fidelity VIP Equity-Income Portfolio: Service         0.49%         0.09%          0.10%              0.68%
Class
-------------------------------------------------- ------------- ------------- -------------- ----------------------
Fidelity VIP Growth Portfolio: Service Class          0.59%         0.11%          0.10%              0.80%
-------------------------------------------------- ------------- ------------- -------------- ----------------------
Fidelity VIP Overseas Portfolio: Service Class        0.74%         0.17%          0.10%              1.01%
-------------------------------------------------- ------------- ------------- -------------- ----------------------
Fidelity VIP II Contrafund Portfolio: Service         0.59%         0.11%          0.10%              0.80%
Class
-------------------------------------------------- ------------- ------------- -------------- ----------------------
Fidelity VIP III Growth Opportunities Portfolio:      0.59%         0.11%          0.10%              0.80%
Service Class
-------------------------------------------------- ------------- ------------- -------------- ----------------------
Morgan Stanley Dean Witter Universal Funds, Inc.      0.80%         1.25%          0.00%              2.05%
- Emerging Markets Debt Portfolio
-------------------------------------------------- ------------- ------------- -------------- ----------------------
NSAT Nationwide Balanced Fund                         0.75%         0.21%          0.00%              0.96%
-------------------------------------------------- ------------- ------------- -------------- ----------------------
NSAT Nationwide Equity Income Fund                    0.80%         0.35%          0.00%              1.15%
-------------------------------------------------- ------------- ------------- -------------- ----------------------
NSAT Nationwide Global Equity Fund                    1.00%         0.46%          0.00%              1.46%
-------------------------------------------------- ------------- ------------- -------------- ----------------------
NSAT Nationwide High Income Bond Fund                 0.80%         0.32%          0.00%              1.12%
-------------------------------------------------- ------------- ------------- -------------- ----------------------
NSAT Nationwide Multi-Sector Bond Fund                0.75%         0.21%          0.00%              0.96%
-------------------------------------------------- ------------- ------------- -------------- ----------------------
NSAT Nationwide Select Advisers Mid Cap Fund          1.05%         0.49%          0.00%              1.54%
-------------------------------------------------- ------------- ------------- -------------- ----------------------
NSAT Nationwide Select Advisers Small Cap Growth      1.10%         0.58%          0.00%              1.68%
Fund
-------------------------------------------------- ------------- ------------- -------------- ----------------------
NSAT Nationwide Small Cap Value Fund                  0.90%         0.43%          0.00%              1.33%
-------------------------------------------------- ------------- ------------- -------------- ----------------------
NSAT Nationwide Strategic Growth Fund                 0.90%         0.65%          0.00%              1.55%
-------------------------------------------------- ------------- ------------- -------------- ----------------------
NSAT Nationwide Strategic Value Fund                  0.90%         0.33%          0.00%              1.23%
-------------------------------------------------- ------------- ------------- -------------- ----------------------
Van Eck Worldwide Insurance Trust - Worldwide         1.00%         0.61%          0.00%              1.61%
Emerging Markets Fund
-------------------------------------------------- ------------- ------------- -------------- ----------------------
Van Eck Worldwide Insurance Trust - Worldwide         1.00%         0.20%          0.00%              1.20%
Hard Assets Fund
-------------------------------------------------- ------------- ------------- -------------- ----------------------

EXAMPLE


The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The chart reflects expenses of both the variable account and the underlying mutual funds. The chart reflects variable account charges of 2.05%, which is the maximum variable account charges that could be assessed to a contract.

For those contracts that do not elect the maximum number of rider options, the expenses would be reduced. Deductions for premium taxes are not reflected but may apply.

The summary of contract expenses and example are to help contract owners understand the expenses associated with the contract.


--------------------------------------------------------------------------------------------------------------------------
                           If you surrender your contract    If you do not surrender your   If you annuitize your contract
                           at the end of the applicable        contract at the end of the     at the end of the applicable
                                   time period                  applicable time period.             time period.
--------------------------------------------------------------------------------------------------------------------------
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
American Century Variable       92     142    187     318      29    88     151     318      *     88     151      318
Portfolios, Inc. - American
Century VP Income & Growth
--------------------------------------------------------------------------------------------------------------------------
American Century Variable      100     166    226     392      37    112    190     392      *     112    190      392
Portfolios, Inc. - American
Century VP International
--------------------------------------------------------------------------------------------------------------------------
American Century Variable       95     152    202     347      32    98     166     347      *     98     166      347
Portfolios, Inc. - American
Century VP Value
--------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially            93     146    192     328      30    92     156     328      *     92     156      328
Responsible Growth Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund,       87     129    164     273      24    75     128     273      *     75     128      273
Inc.
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment     93     146    192     328      30    92     156     328      *     92     156      328
Fund - Capital Appreciation
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series -    92     142    187     318      29    88     151     318      *     88     151      318
Federated Quality Bond Fund
II
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income      92     142    185     315      29    88     149     315      *     88     149      315
Portfolio:  Service Class
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth             92     144    189     323      29    90     153     323      *     90     153      323
Portfolio:  Service Class
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP  High Income       93     146    193     330      30    92     157     330      *     92     157      330
Portfolio:  Service Class
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas           95     151    200     345      32    97     164     345      *     97     164      345
Portfolio:  Service Class
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund      92     144    189     323      29    90     153     323      *     90     153      323
Portfolio:  Service Class
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth         93     145    191     327      30    91     155     327      *     91     155      327
Opportunities Portfolio:
Service Class
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                           If you surrender your contract    If you do not surrender your   If you annuitize your contract
                           at the end of the applicable        contract at the end of the     at the end of the applicable
                                   time period                  applicable time period.             time period.
--------------------------------------------------------------------------------------------------------------------------
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter     100     168    228     397      37    114    192     397      *    114     192      397
Universal Funds, Inc. -
Emerging Markets Debt
Portfolio
--------------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation       92     142    185     315      29    88     149     315      *     88     149      315
Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund       91     138    180     305      28    84     144     305      *     84     144      305
--------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund          89     135    174     293      26    81     138     293      *     81     138      293
--------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund          91     141    184     313      28    87     148     313      *     87     148      313
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Balanced Fund   94     149    197     338      31    95     161     338      *     95     161      338
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Equity          95     150    199     343      32    96     163     343      *     96     163      343
Income Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global          97     158    212     367      34    104    176     367      *    104     176      367
Equity Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide High Income     95     150    199     343      32    96     163     343      *     96     163      343
Bond Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Multi-Sector    94     149    197     338      31    95     161     338      *     95     161      338
Bond Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Select          97     158    212     367      34    104    176     367      *    104     176      367
Advisers Mid Cap Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Select          98     161    217     376      35    107    181     376      *    107     181      376
Advisers Small Cap Growth
Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap       96     153    205     352      33    99     169     352      *     99     169      352
Value Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small           96     154    206     354      33    100    170     354      *    100     170      354
Company Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic       95     152    202     347      32    98     166     347      *     98     166      347
Growth Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic       95     152    202     347      32    98     166     347      *     98     166      347
Value Fund
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT-           95     152    202     347      32    98     166     347      *     98     166      347
Guardian Portfolio
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT-           95     152    202     347      32    98     166     347      *     98     166      347
Mid-Cap Growth Portfolio
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT-           93     147    194     332      30    93     158     332      *     93     158      332
Partners Portfolio
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account    92     143    187     319      29    89     151     319      *     89     151      319
Funds - Oppenheimer
Aggressive Growth Fund/VA
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account    92     144    189     323      29    90     153     323      *     90     153      323
Funds - Oppenheimer Capital
Appreciation Fund/VA
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account    93     145    191     327      30    91     155     327      *     91     155      327
Funds - Oppenheimer Main
Street Growth & Income
Fund/VA
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                           If you surrender your contract    If you do not surrender your   If you annuitize your contract
                           at the end of the applicable        contract at the end of the     at the end of the applicable
                                   time period                  applicable time period.             time period.
--------------------------------------------------------------------------------------------------------------------------
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance    100     167    227     395      37    113    191     395      *     113    191      395
Trust - Worldwide Emerging
Markets Fund
--------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance     97     157    210     363      34    103    174     363      *     103    174      363
Trust - Worldwide Hard
Assets Fund
--------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment      97     158    212     367      34    104    176     367      *     104    176      367
Trust - Morgan Stanley Real
Estate Securities Portfolio
--------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust -          95     152    202     347      32    98     166     347      *     98     166      347
Growth & Income Portfolio
--------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust -          98     162    219     379      35    108    183     379      *     108    183      379
International Equity
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust -          99     164    222     386      36    110    186     386      *     110    186      386
Post-Venture Capital
Portfolio
--------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)."

The contracts can be categorized as:

- Investment-Only Contracts;
- Non-Qualified;
- Individual Retirement Annuities with contributions rolled over or transferred from certain tax-qualified plans*;
- Roth IRAs;
- Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans*;
- Charitable Remainder Trusts;
- SEP IRAs;
- Simple IRAs.

*Contributions are not required to be rolled over or transferred if the contract owner elects the Reduced Purchase Payment Option.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

------------------- ----------------- -----------------
                    MINIMUM INITIAL       MINIMUM
     CONTRACT       PURCHASE PAYMENT     SUBSEQUENT
       TYPE                               PAYMENTS
------------------- ----------------- -----------------
Investment-only        $100,000           $15,000
Contracts
------------------- ----------------- -----------------
Non-Qualified           $15,000            $1,000
------------------- ----------------- -----------------
IRA                     $15,000            $1,000
------------------- ----------------- -----------------
Roth IRA                $15,000            $1,000
------------------- ----------------- -----------------
Tax Sheltered           $15,000            $1,000
Annuity
------------------- ----------------- -----------------
Charitable              $15,000            $1,000
Remainder Trust
------------------- ----------------- -----------------
SEP IRA                 $15,000            $1,000
------------------- ----------------- -----------------
Simple IRA              $15,000            $1,000
------------------- ----------------- -----------------

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annual rate of 0.95% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

There are several CDSC options that are available to contract owners, each with different characteristics and costs. The charge associated with each option is charged as a percentage of the daily net assets of the variable account. They are as follows:

---------------------------- ------------- ------------
          OPTION               CONTRACT      CHARGE
                                 TYPE
---------------------------- ------------- ------------
Five Year CDSC Option        Roth IRAs     0.15%
---------------------------- ------------- ------------
Additional Withdrawal        all           0.10%
Without Charge and
Disability Waiver
---------------------------- ------------- ------------
10 Year and Disability       Tax           0.05%
Waiver                       Sheltered
                             Annuities
---------------------------- ------------- ------------
Hardship Waiver              Tax           0.15%
                             Sheltered
                             Annuities
---------------------------- ------------- ------------

If the contract owner elects the Reduced Purchase Payment Option, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. In return for the reduction, Nationwide will deduct an additional charge of 0.25% of the daily net assets of the variable account. This option is not available for contracts issued as Investment-only Contracts.

Two optional death benefits are available under the contract. If the contract owner elects one of these options, Nationwide will deduct either 0.05% for the One-Year Step Up Death Benefit, or 0.10% for the 5% Enhanced Death Benefit.

A Guaranteed Minimum Income Benefit option is available under the contract. If the contract owner elects the Guaranteed Minimum Income Benefit option, Nationwide will deduct an additional charge of 0.45% of the daily net assets of the variable account (see "Guaranteed Minimum Income Benefit").

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").

TAXATION

How the contracts are taxed depends on the type of contract issued. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or the amount required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of a variable account charge which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding each class of accumulation units.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE ADVISORY SERVICES, INC.

The contracts are distributed by the general distributor, Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215. NAS is a wholly owned subsidiary of Nationwide Life Insurance Company.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-9 is a separate account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the separate account on May 22, 1997, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other contains shares attributable to accumulation units under Investment-only Contracts, Individual Retirement Annuities, Simple IRAs, SEP IRAs, Roth IRAs, and Tax Sheltered Annuities.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

     1) shares of a current underlying mutual fund are no longer available for investment; or

     2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC and state insurance departments.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus must be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. That rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed. When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, Dollar Cost Averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

- New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

- Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

- Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

- Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including CDSC.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annual rate of 0.95% of the daily net assets of the variable account.

The mortality risk charges compensate Nationwide for guaranteeing the annuity rate of the contracts. This guarantee ensures that the annuity rates will not change regardless of the death rates of annuity payees or the general population.

The expense risk charges compensate Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.


The CDSC applies as follows:
---------------------------- --------------------------
 Number of Years from Date             CDSC
    of Purchase Payment             Percentage
---------------------------- --------------------------
             0                          7%
---------------------------- --------------------------
             1                          7%
---------------------------- --------------------------
             2                          6%
---------------------------- --------------------------
             3                          5%
---------------------------- --------------------------
             4                          4%
---------------------------- --------------------------
             5                          3%
---------------------------- --------------------------
             6                          2%
---------------------------- --------------------------
             7                          0%
---------------------------- --------------------------

The CDSC is used to cover sales expenses, including commissions (maximum of 6% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% tax penalty. In addition, all or a portion of the withdrawal may be subject to federal income taxes (see "Non-Qualified Contracts - Natural Persons as Contract Owners").

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:
(a)  10% of all purchase payments; or
(b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:
(1) upon the annuitization of contracts which have been in force for at least two years;
(2)  upon payment of a death benefit; or
(3)  from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account. Nationwide may waive the CDSC if a contract described in this prospectus is exchanged for another Nationwide contract (or a contract of any of its affiliated insurance companies). A CDSC may apply to the contract received in the exchange.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b), where:

(a) is the amount which would otherwise be available for withdrawal without a CDSC; and

(b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)  the time the contract is surrendered;
(2)  annuitization; or
(3) such earlier date as Nationwide becomes subject to premium taxes. Premium taxes may be deducted from death benefit proceeds.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

REDUCED PURCHASE PAYMENT OPTION

If the contract owner chooses the Reduced Purchase Payment Option, Nationwide will deduct a charge equal to an annual rate of 0.25% of the daily net assets of the variable account. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-only Contracts.

The contract owner may elect to terminate this rider if, throughout a period of at least two years and continuing until such election:

(1) the total of all purchase payments, less surrenders and withdrawals, is maintained at $25,000 or more; and

(2) during such period and continuance, all subsequent purchase payments were at least $1,000.

This election must be submitted in writing on a form provided by Nationwide. Termination of the rider will occur as of the date on the election form, and the charge for this rider will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

CDSC OPTIONS AND CHARGES

Five Year CDSC Option for Roth IRAs

For an additional charge of 0.15% of the daily net assets of the variable account, the contract owner of a Roth IRA may choose the Five-Year CDSC Option.

Under this option, CDSC will not exceed 7% of purchase payments surrendered.

The Five Year CDSC Option for Roth IRAs applies as follows:

       --------------------------------------------------
        Number of Years from Date of         CDSC
              Purchase Payment            Percentage
       --------------------------------------------------
                     0                        7%
       --------------------------------------------------
                     1                        7%
       --------------------------------------------------
                     2                        6%
       --------------------------------------------------
                     3                        4%
       --------------------------------------------------
                     4                        2%
       --------------------------------------------------
                     5                        0%
       --------------------------------------------------

Additional Withdrawal without Charge and Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge of 0.10% of the daily net assets of the variable account, the contract owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC. This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.

This option also contains a disability waiver. Nationwide will waive CDSC if a contract owner (or annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Additional CDSC Waiver Options for Tax Sheltered Annuities

     10 Year and Disability Waiver

     For an additional charge of 0.05% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:

     1)   the contract owner has been the owner of the contract for 10 years;
          and

     2) the contract owner has made regular payroll deferrals during the entire contract year for at least 5 of those 10 years.

     This option also contains a disability waiver. Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

     Hardship Waiver

     For an additional charge of 0.15% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section (401(k)). The contract owner may be required to provide proof of hardship.

     If this waiver becomes effective, no additional purchase payments may be made to the contract.

DEATH BENEFIT OPTIONS

If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annual rate of either 0.05% (for the One-Year Step Up Death Benefit) or 0.10% (for the 5% Enhanced Death Benefit) of the daily net assets of the variable account, depending upon which option was chosen. Nationwide may lower either of these charges at any time without notifying contract owners. Further information about these benefits can be found in the "Death Benefit Payment" provision.

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1)   the contract value;

     2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

     (1)  the contract value; or

     (2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

Long Term Care Facility Provisions

If the contract owner chooses an optional death benefit, no CDSC will be charged if:

     -    The third contract anniversary has passed; and

     - The contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date.

Additionally, if the contract owner chooses an optional death benefit, no CDSC will be charged if:

     - The contract owner has been diagnosed by a physician to have a terminal illness; and

     - Nationwide receives and records a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home offer prior to waiver of the CDSC.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the rights of the contract owner for the purposes described in this provision. If the non-natural contract owner does NOT own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may NOT exercise the rights described in this provision.

GUARANTEED MINIMUM INCOME BENEFIT OPTION

For an additional charge of 0.45% of the daily net assets of the variable account, the contract owner can purchase a Guaranteed Minimum Income Benefit option at the time of application. The Guaranteed Minimum Income Benefit option provides for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

     -    on a Nationwide form;

     -    signed by the contract owner; and

     -    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

     -    Joint owners can only be named for Non-Qualified Contracts.

     - Joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners.

     - The exercise of any ownership right in the contract will generally require a written request signed by both joint owners.

     - An election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner.

     - Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.



CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance (age 83 or younger if electing a Guaranteed Minimum Income Benefit option), unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person(s) who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

------------------- ----------------- -----------------
                    MINIMUM INITIAL       MINIMUM
     CONTRACT       PURCHASE PAYMENT     SUBSEQUENT
       TYPE                               PAYMENTS
------------------- ----------------- -----------------
Investment-only        $100,000           $15,000
Contracts
------------------- ----------------- -----------------
Non-Qualified           $15,000            $1,000
------------------- ----------------- -----------------
IRA                     $15,000            $1,000
------------------- ----------------- -----------------
Roth IRA                $15,000            $1,000
------------------- ----------------- -----------------
Tax Sheltered           $15,000            $1,000
Annuity
------------------- ----------------- -----------------
Charitable              $15,000            $1,000
Remainder Trust
------------------- ----------------- -----------------
SEP IRA                 $15,000            $1,000
------------------- ----------------- -----------------
Simple IRA              $15,000            $1,000
------------------- ----------------- -----------------

Subsequent purchase payments are not permitted for contracts issued in the State of Oregon and may not be permitted in other states under certain circumstances.

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-   New Year's Day                   - Independence Day
-   Martin Luther King, Jr. Day      - Labor Day
-   Presidents' Day                  - Thanksgiving
-   Good Friday                      - Christmas
-   Memorial Day

Nationwide also will not price purchase payments if:

     (1)  trading on the New York Stock Exchange is restricted;

     (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner would not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

     1) the value of amounts allocated to the sub-accounts of the variable account; and

     2)   amounts allocated to the fixed account; and

     3)   amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:



(a)  is:

     (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period).

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.


(c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annual rate ranging from 0.95% to 2.05% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

     1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

     2)   adding any interest earned on the amounts allocated.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

     1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment); and

     2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

     3)   subtracting charges deducted in accordance with the contract..

TRANSFERS

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Fixed account allocations may be transferred to the variable account to a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account (whether from the variable account or a Guaranteed Term Option) when the fixed account value is greater than or equal to 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfer Requests

Nationwide will accept transfer requests in writing or, in those states that allow them, over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following telephone instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.

After annuitization, transfers may only be made on the anniversary of the annuitization date.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market-timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market-timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

     - submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

     - submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All Individual Retirement Annuity, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may take the CDSC from either:

     a)   the amount requested; or

     b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account charges, underlying mutual fund charges and the investment performance of the underlying mutual funds. A CDSC may apply.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

     -    the participant dies;

     -    the participant retires;

     -    the participant terminates employment due to total disability; or

     - the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A. Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1. when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     2. in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B.   The surrender limitations described in Section A also apply to:

     1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
     2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
     3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.
Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM  & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

--------------- ------------ --------------------------
                CONTRACT     MAXIMUM OUTSTANDING LOAN
                VALUES       BALANCE ALLOWED
--------------- ------------ --------------------------
NON-ERISA       up to        up to 80% of contract
PLANS           $20,000      value (not more than
                             $10,000)
--------------- ------------ --------------------------
                $20,000      up to 50% of contract
                and over     value (not more than
                             $50,000*)
--------------- ------------ --------------------------
ERISA PLANS     All          up to 50% of contract
                             value (not more than
                             $50,000*)
--------------- ------------ --------------------------

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. If assessed, this fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. It is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the NSAT Money Market Fund unless the contract owner directs otherwise.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

     -    the contract is surrendered;

     -    the contract owner/annuitant dies;

     - the contract owner who is not the annuitant dies prior to annuitization; or

     -    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Contract owners may participate in this program if their contract value is $15,000 or more. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the following underlying mutual funds: Federated Insurance Series - Federated Quality Bond Fund II, Fidelity VIP High Income Portfolio, NSAT Government Bond Fund, NSAT Nationwide High Income Bond Fund, and NSAT Money Market Fund to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options. The minimum monthly transfer is $100.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal or less than to 1/30th of the fixed account value at the time the program is requested. A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Rate Dollar Cost Averaging programs are available.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs. Dollar Cost Averaging transfers for this program may only be made from the fixed account. Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the NSAT Money Market Fund.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

     1) 10% of all purchase payments made to the contract as of the withdrawal date;

     2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

     3) a percentage of the contract value based on the contract owner's age, as shown in the table below:

    --------------------------- -----------------------
                                    PERCENTAGE OF
         CONTRACT OWNER'S           CONTRACT VALUE
               AGE
    --------------------------- -----------------------
          Under age 59 1/2                5%
    --------------------------- -----------------------
      Age 59 1/2 through age 61           7%
    --------------------------- -----------------------
      Age 62 through age 64               8%
    --------------------------- -----------------------
      Age 65 through age 74              10%
    --------------------------- -----------------------
         Age 75 and over                 13%
    --------------------------- -----------------------

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of

CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed, and must be at least 2 years after the contract is issued. If the contract is issued to fund a Tax Sheltered Annuity plan, annuitization may occur during the first 2 years subject to Nationwide's approval.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

     (1)  an annuity payment option; and

     (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date on an "age last birthday" basis by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

-------------------------------------------------------
  A VARIABLE PAYMENT ANNUITY MAY NOT BE ELECTED WHEN
   EXERCISING THE GUARANTEED MINIMUM INCOME BENEFIT
                       OPTION.
-------------------------------------------------------

The first payment under a variable payment annuity is determined on the annuitization date on an "age last birthday" basis by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the variable payment annuity purchase rate basis in the contracts.



Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

     - the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

     - an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

GUARANTEED MINIMUM INCOME BENEFIT OPTION ("GMIB")

What is a GMIB?

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

(a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday;

(b) is the reductions to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for a GMIB

After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

    (1)  the application of additional purchase payments;

    (2)  surrenders; or

    (3)  transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

GMIB Illustrations

The following charts illustrate the amount of income that will be provided to an annuitant if the contract owner annuitizes the contract at the 7th, 10th or 15th contract anniversary date, using the GMIB.

The illustrations assume the following:

     - An initial purchase payment of $100,000.00 is made to the contract and allocated to the variable account;

     - There are no surrenders from the contract or transfers to the fixed account (raising the fixed account value to greater than 30% of the contract value);

     -    The contract is issued to a MALE at age 55, 65 or 70;

     - A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.

                                                                    7 Years in Accumulation
                                                             $140,710.04 for GMIB at Annuitization
----------------------------- ----------------------------- ---------------------------- ----------------------------
     Male Age at Issue         Male Age at Annuitization        GMIB Purchase Rate*             Monthly GMIB
----------------------------- ----------------------------- ---------------------------- ----------------------------
             55                            62                         $4.72                         $664.15
----------------------------- ----------------------------- ---------------------------- ----------------------------
             65                            72                         $5.96                         $838.63
----------------------------- ----------------------------- ---------------------------- ----------------------------
             70                            77                         $6.79                         $955.42
----------------------------- ----------------------------- ---------------------------- ----------------------------


                                                                   10 Years in Accumulation
                                                             $162,889.46 for GMIB at Annuitization
----------------------------- ----------------------------- ---------------------------- ----------------------------
     Male Age at Issue         Male Age at Annuitization        GMIB Purchase Rate*             Monthly GMIB
----------------------------- ----------------------------- ---------------------------- ----------------------------
             55                            65                         $5.03                         $819.33
----------------------------- ----------------------------- ---------------------------- ----------------------------
             65                            75                         $6.44                       $1,049.01
----------------------------- ----------------------------- ---------------------------- ----------------------------
             70                            80                         $7.32                       $1,192.35
----------------------------- ----------------------------- ---------------------------- ----------------------------

                                                                   15 Years in Accumulation
                                                             $200,000.00 for GMIB at Annuitization
----------------------------- ----------------------------- ---------------------------- ----------------------------
     Male Age at Issue         Male Age at Annuitization        GMIB Purchase Rate*             Monthly GMIB
----------------------------- ----------------------------- ---------------------------- ----------------------------
             55                            70                         $5.66                       $1,132.00
----------------------------- ----------------------------- ---------------------------- ----------------------------
             65                            80                         $7.32                       $1,464.00
----------------------------- ----------------------------- ---------------------------- ----------------------------
             70                            85                         $8.18                       $1,636.00
----------------------------- ----------------------------- ---------------------------- ----------------------------

*Guaranteed Monthly Benefit per $1,000 applied

The illustrations should be used as a tool to assist an investor in determining whether purchasing and exercising a GMIB option is right for them. The guaranteed purchase rates assumed in the illustrations may not apply in some states, or for contracts issued under an employer sponsored plan. Different guaranteed purchase rates will apply for females, for males who annuitize at ages other than the ages shown above, or for annuitizations under other annuity payment options. Where different guaranteed purchase rates apply, GMIB amounts shown above will be different. In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates. Alternative purchase rates, which may be more favorable, may apply to annuitizations which occur without a GMIB option.

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

    (1)  after the contract has been in effect for seven years; AND

    (2) the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization
Value?

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

     -    Life Annuity;

     -    Joint and Last Survivor Annuity;

     -    Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**

     -    The GMIB must be elected at the time of application.

     - The annuitant must be age 83 or younger at the time the contract is issued.

     - The GMIB is irrevocable and will remain for as long as the contract remains in force.

-------------------------------------------------------------------------------
  IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING
                   THE GMIB OPTION

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS and should be understood completely and analyzed thoroughly before being elected.

     - A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

     - Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

     - The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

     - Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

     -    GMIB may not be approved in all state jurisdictions.

-------------------------------------------------------------------------------

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED
CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

   (1)  in a lump sum;

   (2)  as an annuity; or

   (3) in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

   1)   proper proof of the annuitant's death;

   2)   an election specifying the distribution method; and

   3) any state required form(s).



Five-Year Reset Death Benefit (Standard Contractual Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

   1)   the contract value;

   2) the total of all purchase payments, less an adjustment for amounts surrendered; or

   3) the contract value as of the most recent five year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

   1)  the contract value;

   2) the total of all purchase payments, less an adjustment for amounts surrendered; or

   3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

    1)   the contract value; or

    2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

REQUIRED DISTRIBUTIONS

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made according to those requirements:

   1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

   2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

       a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations;

       b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

   a) the death of the annuitant will be treated as the death of a contract owner;

   b) any change of annuitant will be treated as the death of a contract owner; and

   c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES

Distributions from Tax Sheltered Annuities will be made according to the Minimum Distribution and Incidental Benefit ("MDIB") provisions of Section 401(a)(9) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than

   a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

   b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in
a) or b), the payments will begin on the required beginning date. The required beginning date is the later of:

     a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

     b)   the annuitant's retirement date.

Provision b) does not apply to any employee who is a 5% owner (as defined in
Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distribution commencing on the required distribution date must satisfy minimum distribution and incidental benefit provisions set forth in the Internal Revenue Code. Those provisions require that distributions cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered Annuity determined by the end of the previous calendar year by (a) the annuitant's life expectancy; or if applicable, (b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary. The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

   a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

   b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS AND SIMPLE IRAS

Distributions from an Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distribution may be paid in a lump sum or in substantially equal payments over:

     a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

     b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

     1) treat the contract as an Individual Retirement Annuity, SEP IRA or Simple IRA established for his or her benefit; or

     2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(i) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRA or Simple IRA.

If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

     1)   treat the contract as a Roth IRA established for his or her benefit;
          or

     2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "nonqualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

Contract owners should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and the use of the contracts.

Nationwide does not guarantee the tax status of the contracts or any transactions involving the contracts.

Section 72 of the Internal Revenue Code governs federal income taxation of annuities in general. That section sets forth different rules for: (1) Individual Retirement Annuities, including SEP IRAs and Simple IRAs; (2) Roth IRAs; (3) Tax Sheltered Annuities; and (4) Non-Qualified Contracts. Each type of annuity is discussed below.

Individual Retirement Annuities, SEP IRAs and Simple IRAs

Distributions from Individual Retirement Annuities, SEP IRAs, Simple IRAs and contracts owned by Individual Retirement Accounts are generally taxed when received. The excludable portion of each payment is based on the ratio between the amount by which non-deductible purchase payments to all the contracts exceeds prior non-taxable distributions from the contracts, and the total account balances in the contracts at the time of the distribution. The owner of the Individual Retirement Annuity, SEP IRA, Simple IRA or the annuitant under contracts held by Individual Retirement Accounts must annually report to the Internal Revenue Service:

-    the amount of nondeductible purchase payments;

-    the amount of any distributions;

- the amount by which nondeductible purchase payments for all years exceed non-taxable distributions for all years; and

- the total balance in all Individual Retirement Annuities, SEP IRAs, Simple IRAs and Individual Retirement Accounts.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable, depending upon whether they are "qualified distributions" or "nonqualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

     (i) it is made on or after the date on which the contract owner attains age 59 1/2;

     (ii) it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

     (iii) it is attributable to the contract owner's disability; or

     (iv) it is a qualified first-time homebuyer distribution (as defined in Section 72(t)(2)(F) of the Internal Revenue Code).

If the Roth IRA does not have any qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the distribution is not made within the five year period beginning with the first contribution to the Roth IRA. If the Roth IRA contains qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the distribution is not made within the five taxable year period commencing with the taxable year in which the qualified rollover contribution was made.

A nonqualified distribution is any distribution that is not a qualified distribution.

A qualified distribution is not included in gross income for federal income tax purposes. A nonqualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any nonqualified distribution in excess of the aggregate amount of contributions will be included in the contract owner's gross income in the year that is distributed to the contract owner.

If the contract owner dies before the contract is completely distributed, the balance will also be included in the contract owner's gross estate for tax purposes.

A change of the annuitant or contingent annuitant may be treated by the Internal Revenue Service as a taxable transaction.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula required by the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments (as determined pursuant to Section 72(d) of the Internal Revenue Code) until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

Non-Qualified Contracts - Natural Persons as Contract Owners

The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment is excludable from taxable income based on the ratio between the contract owner's investment in the contract and the expected return on the contract until the investment has been recovered. Thereafter the entire amount is includible in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income and no additional payments are due after his or her death, then he or she may be entitled to a deduction for the balance of the unrecovered investment in the contract on his or her final income tax return.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the contract that is assigned or pledged; or for contracts issued after April 22, 1987, any portion of the contract transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during any 12-month period will be treated as one annuity contract. Additional limitations on the use of multiple contracts may be imposed by Treasury Regulations.

Distributions before the annuitization date allocable to a portion of the contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on earnings from contributions made to the contract after February 28, 1986. There are exceptions for immediate annuities and certain contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium contract on which payments begin within one year of purchase. If this contract is issued as the result of an exchange described in Section 1035 of the Internal Revenue Code, for purposes of determining whether the contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange.

Internal Revenue Code Section 72 also assesses a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution

     1)   is the result of a contract owner's death;

     2)   is the result of a contract owner's disability;

     3) is one of a series of substantially equal periodic payments made over the life or life expectancy of the contract owner (or the joint lives or joint life expectancies of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner),

     4)  is for the purchase of an immediate annuity;

     5) is allocable to an investment in the contract before August 14, 1982.

A contract owner that wants to begin taking distributions to which the 10% tax penalty does not apply should forward a written request to Nationwide. Upon receipt of this written request, Nationwide will inform the contract owner of Nationwide's policies and procedures, as well as contract limitations. An election to begin taking these withdrawals will be irrevocable and may not be amended or changed.

In order to qualify as an annuity contract under Section 72 of the Internal Revenue Code, the contract must provide for distribution of the entire contract upon a contract owner's death. These rules are described in "Required Distributions for Non-Qualified Contracts."

The Internal Revenue Code requires that any election to receive an annuity instead of a lump sum payment be made within 60 days after the lump sum becomes payable (generally, within 60 days of the death of a contract owner or the annuitant). As long as the election is made within the 60 day period, each distribution will be taxable when it is paid. Upon the end of this 60 day period, if no election has been made, the entire amount of the lump sum will be subject to immediate tax, even if the payee decides at a later date to take the distribution as an annuity.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned (or, pursuant to Section 72(u) of the Internal Revenue Code, deemed to be owned) by individuals. Different rules apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities ("non-natural persons") are not treated as annuity contracts under the Internal Revenue Code. Specifically, they are not treated as annuity contracts for purposes of Section 72. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract to the contract owner.

This non-natural person rule does not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent for an individual is treated as owned by the individual. This would put the contract back under
Section 72, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rule also does not apply to contracts that are:

   a) acquired by the estate of a decedent by reason of the death of the decedent;

   b) issued in connection with certain qualified retirement plans and individual retirement plans;

   c) used in connection with certain structured settlements;

   d) purchased by an employer upon the termination of certain qualified retirement plans; or

   e) an immediate annuity.

INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS, SIMPLE IRAS AND TAX SHELTERED
ANNUITIES

Contract owners looking for information on eligibility, limitations on permissible amounts of purchase payments, and the tax consequences of distributions from Individual Retirement Annuities, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities should contact a qualified adviser. The terms of each plan may limit the rights available under the contracts.

Section 403(b)(1)(E) of the Internal Revenue Code requires a contract issued as a Tax Sheltered Annuity to limit purchase payments for any year to an amount that does not exceed the limit set forth in Section 402(g) of the Internal Revenue Code. This limit is increased from time to time to reflect increases in the cost of living. This limit may be reduced by deposits, contributions or payments made to another Tax Sheltered Annuity or other plan, contract or arrangement by or on behalf of the contract owner.

The Internal Revenue Code allows most distributions from Qualified Plans to be rolled into Individual Retirement Annuities, SEP IRAs or Simple IRAs. Most distributions from Tax Sheltered Annuities may be rolled into another Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA. Distributions that may NOT be rolled over are those that are:

a) one of a series of substantially equal annual (or more frequent) payments made:

     1)   over the life (or life expectancy) of the contract owner;

     2) over the joint lives (or joint life expectancies) of the contract owner and the contract owner's designated beneficiary;

     3)   for a specified period of ten years or more; or

b)   a required minimum distribution.

Any distribution that is eligible for rollover will be subject to federal tax withholding of 20% if the distribution is not rolled into an appropriate plan as described above.

Individual Retirement Annuities, SEP IRAs and Simple IRAs may not provide life insurance benefits. If the death benefit exceeds the greater of the contract's cash value or the sum of all purchase payments (less any surrenders), the contract could be considered life insurance. Consequently, the Internal Revenue Service could determine that the Individual Retirement Annuity, SEP IRA or Simple IRA does not qualify for the desired tax treatment.

ROTH IRAS

The contract may be purchased as a Roth IRA. For detailed information on purchasing and holding this contract as a Roth IRA, the contract owner should contact a financial adviser.

The Internal Revenue Code allows distributions from Individual Retirement Accounts and Individual Retirement Annuities to be rolled into Roth IRAs. The rollovers are subject to federal income tax as distributions from the Individual Retirement Account or Individual Retirement Annuity.

For rollovers from Individual Retirement Accounts and Individual Retirement Annuities, all of the income from the rollover will be required to be included in income in the year of the rollover distribution from the Individual Retirement Account or Individual Retirement Annuity.

A distribution from a Roth IRA that contains the proceeds of a rollover from an Individual

Retirement Account or Individual Retirement Annuity within the preceding five years could be subject to a 10% penalty, even if the distribution is not taxable. In addition, if the rollover from the Individual Retirement Account or Individual Retirement Annuity was made in 1998, and the income from that rollover was included in income ratably over a four year period, a distribution from the Roth IRA within four years of the rollover may result in the loss of the four year spread, subject to the amount deferred under the four year election to be taxed immediately.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. Contract owners may not waive withholding if the distribution is subject to mandatory back-up withholding (if no mandatory taxpayer identification number is given or if the Internal Revenue Service notifies Nationwide that mandatory back-up withholding is required), or if it is an eligible rollover distribution. Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

     1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

     2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

     1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

     2) the distribution is includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

     -    a transfer of the contract from one contract owner to another; or

     -    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

     a) an individual who is two or more generations younger than the contract owner; or

     b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

     - who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

     - who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

PUERTO RICO

Under the Puerto Rico tax code, distributions from a Non-Qualified Contract before annuitization are treated as nontaxable return of principal until the principal is fully recovered. Thereafter all distributions are fully taxable. Distributions after annuitization are treated as part taxable income and part nontaxable return of principal. The amount excluded from gross income after annuitization is equal to the amount of the distribution in excess of 3% of the total purchase payments paid, until an amount equal to the total purchase payments paid has been excluded. Thereafter, the entire distribution is included in gross income. Puerto Rico does not impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from distributions of income. A personal adviser should be consulted in these situations.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless

     -    the failure to diversify was accidental;

     -    the failure is corrected; and

     -    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. For more details, contact your personal tax and/or financial advisor.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

     -    statements showing the contract's quarterly activity;

     - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

     - annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

YEAR 2000 COMPLIANCE ISSUES

Nationwide has developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. Like many organizations, Nationwide is required to renovate or replace computer systems so that the systems will function properly after December 31, 1999.

Nationwide has completed an inventory and assessment of all computer systems and has implemented a plan to renovate or replace all applications that were identified as not Year 2000 compliant. Nationwide has renovated all applications that required renovation. Testing of the renovated programs included running each application in a Year 2000 environment and was completed as planned during 1998. For applications being replaced, Nationwide had all replacement systems in place and functioning as planned by year-end 1998. Conversions of existing traditional life policies will continue through second quarter, 1999. In addition, the shareholder services system that supports our mutual fund products will be fully deployed in the first quarter of 1999.

Nationwide has completed an inventory and assessment of all vendor products and has tested and certified that each vendor product is Year 2000 compliant. Any vendor products that could not be certified as Year 2000 compliant were replaced or eliminated in 1998.

Nationwide has also addressed issues associated with the exchange of electronic data with external organizations. Nationwide has completed an inventory and assessment of all business partners including electronic interfaces. Processes have been put into place and programs initiated to process data irrespective of the format by converting non-compliant data into a Year 2000 compliant format.

Systems supporting Nationwide's infrastructure such as telecommunications, voice and networks will be compliant by March 1999. Nationwide's assessment of Year 2000 issues has also included non-information technology systems with embedded computer chips. Nationwide's building systems such as fire, security, and elevators and escalators supporting facilities in Columbus, Ohio have been tested and are Year 2000 compliant.

In addition to resolving internal Year 2000 readiness issues, Nationwide is surveying significant external organizations (business partners) to assess if they will be Year 2000 compliant and be in a position to do business in the Year 2000 and beyond. Specifically, Nationwide has contacted mutual fund organizations that provide funds for our variable annuity and life products. The same action will continue during the first quarter of 1999 with wholesale producers. Nationwide continues its efforts to identify external risk factors and is planning to develop contingency plans as part of its ongoing risk management strategy.

Operating expenses in 1998 and 1997 included approximately $44.7 million and $45.4 million, respectively, for technology projects, including costs related to Year 2000. Nationwide anticipates spending approximately $5 million on Year 2000 activities in 1999. These expenses do not have an effect on the assets of the variable account and are not charged through to the contract owner.

Management does not anticipate that the completion of Year 2000 renovation and replacement activities will result in a reduction in operating expenses. Rather, personnel and resources currently allocated to Year 2000 issues will be assigned to other technology-related projects.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In February 1997, Nationwide was named as a defendant in a lawsuit filed in New York state court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Co.). In April 1998, Nationwide was named as a defendant in a lawsuit filed in Ohio state court similar to the Snyder case (David and Joan Mishler v. Nationwide Life Insurance Co.). In August 1998, Nationwide Mutual Insurance Company and Nationwide and the plaintiffs executed a stipulation of settlement and submitted it to the New York state court for approval. On August 20, 1998, the court in the Snyder case signed an order preliminarily approving a class for settlement purposes (which would include the Mishler case) and scheduled a fairness hearing for December 17, 1998. At that hearing, the court reviewed the fairness and reasonableness of the proposed settlement and issued a final order and judgment. The approved settlement provides for dismissal of both the Snyder and Mishler cases, bars class members from pursuing litigation against Nationwide Mutual Insurance Company and its affiliates, including Nationwide and its subsidiaries, relating to the allegations in the Snyder case, and provides class members with a potential value of approximately $100 million in policy adjustments, discounted premiums and discounted products.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance policy and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs seek to represent a class of variable life insurance policy owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the district court denied, in part, and granted, in part, Nationwide and American Century's motions to dismiss the complaint. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy and breach of contract. On December 2, 1998, the district court issued an order denying plaintiffs' motion for class certification. On December 10, 1998, the district court stayed the lawsuit pending plaintiffs' petition to the federal appeals court for interlocutory review of the order denying class certification. On December 14, 1998, plaintiffs filed their petition for interlocutory review, on which the federal appeals court has not yet ruled. Nationwide intends to defend the case vigorously.

On October 29, 1998, Nationwide and certain of its subsidiaries were named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of Nationwide's customers and seeks unspecified compensatory and punitive damages. Nationwide currently is evaluating this lawsuit, which has not been certified as a class. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, Nationwide Advisory Services, Inc., is not engaged in any litigation of any material nature.

ADVERTISING AND SUB-ACCOUNT
PERFORMANCE SUMMARY

ADVERTISING

A "yield" and "effective yield" may be advertised for the NSAT Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

-      precious metals;
-      real estate;
-      stocks and bonds;
-      closed-end funds;
-      bank money market deposit accounts and passbook savings;
-      CDs; and
-      the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

-      S&P 500;
-      Shearson/Lehman Intermediate Government/Corporate Bond Index;
-      Shearson/Lehman Long-Term Government/Corporate Bond Index;
-      Donoghue Money Fund Average;
-      U.S. Treasury Note Index;
-      Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
-      Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

-      Lipper Analytical Services, Inc.;
-      CDA/Wiesenberger;
-      Morningstar;
-      Donoghue's;
-      magazines such as:
        Money;
        Forbes;
        Kiplinger's Personal Finance Magazine;
        Financial World;
        Consumer Reports;
        Business Week;
        Time;
        Newsweek;
        National Underwriter;
        News and World Report;
-     LIMRA;
-     Value;

-      Best's Agent Guide;
-      Western Annuity Guide;
-      Comparative Annuity Reports;
-      Wall Street Journal;
-      Barron's;
-      Investor's Daily;
-      Standard & Poor's Outlook; and
-      Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized average annual total return ("standardized return") calculated in a manner prescribed by the SEC, and non-standardized total return ("non-standardized return").

Standardized return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the standard 7 year CDSC schedule and the maximum charges that could be assessed to a contract if all rider options for a contract issued as a Tax Sheltered Annuity are chosen (2.05%). Standardized return does not reflect the deduction of state premium taxes, which may be imposed by certain states.

Non-standardized return is calculated similarly to standardized return except non-standardized return assumes an initial investment of $25,000, with base contract variable account charges of 0.95% and does NOT reflect CDSC. An assumed initial investment of $25,000 is used because that amount more accurately reflects the average contract size.

Both methods of calculation reflect total return for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved had they been available in the variable account for one of the periods.

The standardized average annual total return and nonstandardized total return quotations are calculated using data for the period ended December 31, 1998. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------------------------------------------------------------------------
                                                                                      10 Years
                                                                                    or Date Fund
                                                                                    Available in      Date Fund
                                                                                     the Variable     Available in
                                                          1 Year         5 Years        Account      the Variable
                        Sub-Account Option              to 12/31/98    to 12/31/98    to 12/31/98     Account
------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -              19.23%           N/A            20.71%        11/03/97
American Century VP Income & Growth
------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -              11.21%           N/A            10.48%        11/03/97
American Century VP International
------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -              -2.59%           N/A             0.41%        11/03/97
American Century VP Value
------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.        21.72%           N/A            20.32%        11/03/97
------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                            20.57%           N/A            21.17%        11/03/97
------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Capital                22.55%           N/A            21.88%        11/03/97
Appreciation Portfolio
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:  Service Class       4.07%           N/A             6.69%        11/03/97
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class             31.62%           N/A            27.11%        11/03/97
------------------------------------------------------------------------------------------------------------------
Fidelity VIP  High Income Portfolio:  Service Class      -11.35%           N/A            -8.91%        11/03/97
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class            5.16%           N/A             3.49%        11/03/97
------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio:  Service Class      22.27%           N/A            18.46%        11/03/97
------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:          16.90%           N/A            18.57%        11/03/97
Service Class
------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Universal Funds, Inc. -       -33.39%           N/A           -27.05%        11/03/97
Emerging Markets Debt Portfolio
------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                            22.30%           N/A            23.12%        11/03/97
------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                  1.47%           N/A             2.58%        11/03/97
------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                    -2.13%           N/A            -1.18%        10/31/97
------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                    10.54%           N/A            11.43%        11/03/97
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Balanced Fund                              0.63%           N/A             1.74%        11/03/97
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Equity Income Fund                         7.63%           N/A             8.11%        11/03/97
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global Equity Fund                        11.59%           N/A            10.94%        11/03/97
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide High Income Bond Fund                     -1.61%           N/A             0.51%        11/03/97
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Multi-Sector Bond Fund                    -4.78%           N/A            -3.37%        11/03/97
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Select Advisers Mid Cap Fund               3.34%           N/A             2.39%        11/03/97
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                     -10.10%           N/A           -10.17%        11/03/97
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund                        -6.35%           N/A            -8.66%        11/03/97
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Growth Fund                      7.09%           N/A             8.06%        11/03/97
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Value Fund                      -6.92%           N/A            -4.78%        11/03/97
------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                   23.99%           N/A            25.87%        11/03/97
------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio             31.52%           N/A            45.97%        11/03/97
------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio                   -3.19%           N/A            -1.59%        11/03/97
------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer           4.88%           N/A            -0.28%        11/03/97
Aggressive Growth Fund/VA
------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer          16.40%           N/A            12.20%        11/03/97
Capital Appreciation Fund/VA
------------------------------------------------------------------------------------------------------------------

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
------------------------------------------------------------------------------------------------------------------
                                                                                       10 Years
                                                                                     or Date Fund
                                                                                     Available in    Date Fund
                                                                                     the Variable   Available in
                                                          1 Year         5 Years        Account     the Variable
                 Sub-Account Option                     to 12/31/98    to 12/31/98    to 12/31/98     Account
------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer          -2.70%           N/A            -0.02%        11/03/97
Main Street Growth & Income Fund/VA
------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide            -38.69%           N/A           -41.15%        11/03/97
Emerging Markets Fund
------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard       -35.78%           N/A           -37.77%        11/03/97
Assets Fund
------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Morgan Stanley        -17.97%           N/A           -13.30%        11/03/97
Real Estate Securities Portfolio
------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Growth & Income Portfolio           4.65%           N/A             7.54%        11/03/97
------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - International Equity Portfolio     -2.06%           N/A            -6.65%        11/03/97
------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Post-Venture Capital Portfolio     -0.91%           N/A            -2.14%        11/03/97
------------------------------------------------------------------------------------------------------------------

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
$25,000 INITIAL INVESTMENT, VARIABLE ACCOUNT CHARGES OF 0.95%, NO CDSC

PLEASE NOTE: THE PERFORMANCE NUMBERS BELOW REFLECT THE DEDUCTION OF THE AMOUNT ASSESSED FOR THE BASE CONTRACT OF 0.95% (A CONTRACT WITH NO RIDER OPTIONS). FOR CONTRACT OWNERS WHICH HAVE CHOSEN ONE OR MORE RIDER OPTIONS, THE FUND PERFORMANCE AS SHOWN BELOW WOULD BE REDUCED IN ACCORDANCE TO THE COSTS OF THE RIDER OPTIONS SELECTED.

------------------------------------------------------------------------------------------------------------------
                                                                                       10 Years
                                                                                     to 12/31/98
                                                          1 Year        5 Years       or Life of     Date Fund
                 Sub-Account Option                     to 12/31/98   to 12/31/98        Fund        Effective
------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -              25.53%          N/A            29.34%         10/30/97
American Century VP Income & Growth
------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -              17.51%          N/A            11.12%         05/02/94
American Century VP International
------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -               3.71%          N/A            14.74%         05/01/96
American Century VP Value
------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.        28.02%         21.15%          21.69%         10/06/93
------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                            26.87%         22.28%          15.91%         09/29/89
------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Capital                28.85%         22.28%          20.36%         04/05/93
Appreciation Portfolio
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:  Service Class,     10.37%         17.50%          14.40%         10/09/86
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class             37.92%         20.44%          18.13%         10/09/86
------------------------------------------------------------------------------------------------------------------
Fidelity VIP  High Income Portfolio:  Service Class       -5.43%          7.62%           9.96%         09/19/85
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class           11.46%          8.53%           8.91%         01/28/87
------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio:  Service Class      28.57%          N/A            27.27%         01/03/95
------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:          23.20%          N/A            24.93%         01/03/95
Service Class
------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Universal Funds, Inc. -       -29.13%          N/A           -19.92%         06/19/97
Emerging Markets Debt Portfolio
------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                            28.60%         21.81%          18.10%         04/15/92
------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
                                                                                       10 Years
                                                                                     to 12/31/98
                                                          1 Year        5 Years       or Life of     Date Fund
                 Sub-Account Option                     to 12/31/98   to 12/31/98        Fund        Effective
------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                  7.77%         6.14%            8.20%         11/08/82
------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                     4.17%         3.94%            4.33%         11/10/81
------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                    16.84%         18.17%          14.23%         11/08/82
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Balanced Fund                              6.93%          N/A             7.08%         10/31/97
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Equity Income Fund                        13.93%          N/A            13.35%         10/31/97
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global Equity Fund                        17.89%          N/A            16.14%         10/31/97
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide High Income Bond Fund                      4.69%          N/A             5.87%         10/31/97
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Multi-Sector Bond Fund                     1.52%          N/A             2.05%         10/31/97
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Select Advisers Mid Cap Fund               9.64%          N/A             7.72%         10/31/97
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                      -4.08%          N/A             4.99%         10/31/97
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund                        -0.05%          N/A            16.11%         10/23/95
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Growth Fund                     13.39%          N/A            13.30%         10/31/97
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Value Fund                      -0.66%          N/A             0.66%         10/31/97
------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                   30.29%          N/A            31.10%         11/03/97
------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio             37.82%          N/A            51.08%         11/03/97
------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio                    3.11%          N/A            18.46%         03/22/94
------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer          11.18%         11.88%          14.91%         08/15/86
Aggressive Growth Fund/VA
------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer          22.70%         20.83%          15.64%         04/03/85
Capital Appreciation Fund/VA
------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer           3.60%          N/A            25.67%         07/05/95
Main Street Growth & Income Fund/VA
------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide            -34.82%          N/A           -10.77%         12/21/95
Emerging Markets Fund
------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard       -31.69%         -4.29%           1.03%         09/01/89
Assets Fund
------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Morgan Stanley        -12.55%          N/A            13.88%         07/03/95
Real Estate Securities Portfolio
------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Growth & Income Portfolio          10.95%          N/A            12.79%         10/31/97
------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - International Equity Portfolio     4.24%           N/A             4.61%         06/30/95
------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Post-Venture Capital Portfolio     5.39%           N/A             6.51%         09/30/96
------------------------------------------------------------------------------------------------------------------

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Select Advisers Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, no sub-account performance is available.


            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                           PAGE
General Information and History...............................................1
Services......................................................................1
Purchase of Securities Being Offered..........................................2
Underwriters..................................................................2
Calculations of Performance...................................................2
Annuity Payments..............................................................3
Financial Statements..........................................................4

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS



The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company that offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP INCOME & GROWTH
     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL
     Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

     AMERICAN CENTURY VP VALUE
     Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

DREYFUS STOCK INDEX FUND, INC.
The Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation

("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly owned subsidiary of Mellon Bank, N.A., which is a wholly owned subsidiary of Mellon Bank Corporation.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.

     CAPITAL APPRECIATION PORTFOLIO
     Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an Open-End Management Investment Company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Advisers serves as the investment adviser.

     FEDERATED QUALITY BOND FUND II
     Investment Objective: Current income by investing in investment grade fixed income securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO:  SERVICE CLASS
     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO:  SERVICE CLASS
     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes sense for you if you can afford to ride out changes in the stock market because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO:  SERVICE CLASS
     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

       - at least 65% in income-producing debt securities and preferred stocks, including convertible securities

       - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Service, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO:  SERVICE CLASS
     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II CONTRAFUND PORTFOLIO:  SERVICE CLASS
     Investment Objective: To seek capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and it's portfolios.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO:  SERVICE CLASS
     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
Morgan Stanley Dean Witter Universal Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging Markets Debt Portfolio is managed by Morgan Stanley Dean Witter Investment Management, Inc.

     EMERGING MARKETS DEBT PORTFOLIO
     Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.

NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Nationwide Advisory Services, Inc. ("NAS"), a wholly-owned subsidiary of Nationwide Life Insurance Company.

     CAPITAL APPRECIATION FUND
     Investment Objective:  Long-term capital appreciation.

     GOVERNMENT BOND FUND
     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

     MONEY MARKET FUND
     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

     TOTAL RETURN FUND
     Investment Objective: To obtain a reasonable, long-term total return on invested capital.

     SUBADVISED NATIONWIDE FUNDS

       NATIONWIDE BALANCED FUND
       Subadviser:  Salomon Brothers Asset Management, Inc.
       Investment Objective: Primarily seeks above-average income compared to a portfolio entirely invested in equity securities. The Fund's secondary objective is to take advantage of opportunities for growth of capital and income. The Fund seeks its objective primarily through investments in a broad variety of securities, including equity securities, fixed-income securities and short-term obligations. Under normal market conditions, it is anticipated that the Fund will invest at least 40% of the Fund's total assets in equity securities and at least 25% in fixed-income senior securities. The Fund's subadviser, Salomon Brothers Asset Management, Inc., will have discretion to invest in the full range of maturities of fixed-income securities. Generally, most of the Fund's long-term debt investments will consist of "investment grade" securities, but the Fund may invest up to 20% of its net assets in non-convertible fixed-income securities rated below investment grade or determined by the subadviser to be of comparable quality. These securities are commonly known as junk bonds. In addition, the Fund may invest an unlimited amount in convertible securities rated below investment grade.

       NATIONWIDE EQUITY INCOME FUND
       Subadviser:  Federated Investment Counseling
       Investment Objective: Seeks above average income and capital appreciation by investing at least 65% of its assets in income-producing equity securities. Such equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks. The portion of the Fund's total assets invested in each type of equity security will vary according to the Fund's subadviser's assessment of market, economic conditions and outlook.



       NATIONWIDE GLOBAL EQUITY FUND
       Subadviser:  J. P. Morgan Investment Management Inc.
       Investment Objective: To provide high total return from a globally diversified portfolio of equity securities. Total return will consist of income plus realized and unrealized capital gains and losses. The Fund seeks its investment objective through country allocation, stock selection and management of currency exposure. Under normal market conditions, J.P. Morgan Investment Management Inc. intends to keep the Fund essentially fully invested with at least 65% of the value of its total assets in equity securities consisting of common stocks and other securities with equity characteristics such as preferred stocks, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations. The Fund's primary equity instruments are the common stock of companies based in the developed countries around the world. The assets of the Fund will ordinarily be invested in the securities of at least five different countries.

       NATIONWIDE HIGH INCOME BOND FUND
       Subadviser:  Federated Investment Counseling
       Investment Objective: Seeks to provide high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. To meet its objective, the Fund intends to invest at least 65% of its assets in lower-rated fixed income securities such as preferred stocks, bonds, debentures, notes, equipment lease certificates and equipment trust certificates which are rated BBB or lower by Standard & Poor's or Fitch Investors Service or Baa or lower by Moody's (or if not rated, are determined by the Fund's subadviser to be of a comparable quality). Such investments are commonly referred to as "junk bonds." For a further discussion of lower-rated securities, please see the "High Yield Securities" section of the Fund's prospectus.

       NATIONWIDE MULTI SECTOR BOND  FUND
       Subadviser: Salomon Brothers Asset Management, Inc. with Salomon Brothers Asset Management Limited
       Investment Objective: Primarily seeks a high level of current income. Capital appreciation is a secondary objective. The Fund seeks to achieve its objectives by investing in a globally diverse portfolio of fixed-income investments and by giving the subadviser, Salomon Brothers Asset Management, Inc. broad discretion to deploy the Fund's assets among certain segments of the fixed-income market that the subadviser believes will best contribute to achievement of the Fund's investment objectives. The Fund reserves the right to invest predominantly in securities rated in medium or lower categories, or as determined by the subadviser to be of comparable quality, commonly referred to as "junk bonds." Although the subadviser has the ability to invest up to 100% of the Fund's assets in lower-rated securities, the subadviser does not anticipate investing in excess of 75% of the Fund's assets in such securities. The Subadviser has entered into a subadvisory agreement with its London based affiliate, Salomon Brothers Asset Management Limited, pursuant to which the subadviser has delegated to Salomon Brothers Asset Management Limited responsibility for management of the Fund's investments in non-dollar denominated debt securities and currency transactions.

       NATIONWIDE SELECT ADVISERS MID CAP FUND
       Subadvisers: First Pacific Advisors, Inc., Pilgrim Baxter & Associates, Ltd., and Rice, Hall, James & Associates
       Investment Objective: Capital appreciation by investing primarily in equity securities of medium-sized companies (market capitalization between $500 million and $7 billion). Under normal market conditions, the Fund will invest in equity securities consisting of common stock, preferred stock and securities convertible into common stocks, including convertible preferred stock and convertible bonds. NAS has chosen the Fund's subadvisers because they utilize a number of different investment styles. In utilizing these different styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.

       NATIONWIDE SELECT ADVISERS SMALL CAP GROWTH FUND
       Subadvisers: Franklin Advisers, Inc., Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC.
       Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known has small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies.

       NATIONWIDE SMALL CAP VALUE FUND
       Subadviser:  The Dreyfus Corporation
       Investment Objective: The Fund intends to pursue its investment objective by investing, under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.

       NATIONWIDE SMALL COMPANY FUND
       Subadvisers:  The Dreyfus Corporation, Neuberger Berman, LLC.,
       Lazard Asset Management, Strong Capital Management, Inc. and
       Warburg Pincus Asset Management, Inc.
       Investment Objective: Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.

       NATIONWIDE STRATEGIC GROWTH FUND
       Subadviser:  Strong Capital Management Inc.
       Investment Objective: Capital growth by investing primarily in equity securities that the Fund's subadviser believes have above-average growth prospects. The Fund will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, and to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks, such as warrants and convertible bonds. The Fund may invest up to 35% of its total assets in debt obligations, including intermediate- to long-term corporate or U.S. Government debt securities.

       NATIONWIDE STRATEGIC VALUE FUND
       Subadviser:  Strong Capital Management Inc./Schafer Capital Management
       Inc.
       Investment Objective: Primarily long-term capital appreciation; current income is a secondary objective. The Fund seeks to meet its objectives by investing in securities which are believed to offer the possibility of increase in value, primarily common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase in relation to investment value. Other than considered appropriate for cash reserves, the Fund will generally maintain a fully invested position in common stocks of publicly held companies, primarily in stocks of companies listed on a national securities exchange or other equity securities (common stock or securities convertible into common stock). Investments may also be made in debt securities which are convertible into common stocks and in warrants or other rights to purchase common stock, which in such case are considered equity securities by the Fund. Strong Capital Management, Inc. has subcontracted with Schafer Capital Management, Inc. to subadvise the Fund.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman Advisers Management Trust ("NB AMT") is an open-end, diversified management investment company consisting of several series. Shares of the series of NB AMT are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context.

The Guardian, Partners and Mid-Cap Growth Portfolios of NB AMT invest all of their investable assets in a corresponding series of Advisers Managers Trust managed by Neuberger & Berman Management Incorporated ("NB Management"). Each series then invests in securities in accordance with an investment objective, policies and limitations identical to those of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. (For more information regarding "master/feeder fund" structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" in the underlying mutual fund prospectus.) The investment advisor is NB Management.

     AMT GUARDIAN PORTFOLIO
     Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. NB Management uses a value-oriented investment approach in selecting securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

     AMT MID-CAP GROWTH PORTFOLIO
     Investment Objective: Capital appreciation by investing in equity securities of medium-sized companies that NB Management believes have the potential for long-term, above-average capital appreciation. Medium-sized companies have market capitalizations form $300 million to $10 billion at the time of investment. The Portfolio and its corresponding series may invest up to 10% of its net assets, measured at the time of investment, in corporate debt securities that are below investment grade or, if unrated, deemed by NB Management to be of comparable quality. Securities that are below investment grade, as well as unrated securities, are often considered to be speculative and usually entail greater risk. As a part of the Portfolio's investment strategy, the Portfolio may invest up to 20% of its net assets in securities of issuers organized and doing business principally outside the United States. This limitation does not apply with respect to foreign securities that are denominated in U.S. dollars.

     AMT PARTNERS PORTFOLIO
     Investment Objective: Capital growth by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and the company's track record through all parts of the market cycle.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer variable account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA (FORMERLY "OPPENHEIMER CAPITAL APPRECIATION FUND")
     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA (FORMERLY "OPPENHEIMER GROWTH
     FUND)
     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA (FORMERLY "OPPENHEIMER GROWTH & INCOME FUND")
     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

     WORLDWIDE EMERGING MARKETS FUND
     Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     -WORLDWIDE HARD ASSETS FUND
     Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust. Shares are offered in separate portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen Asset Management Inc. serves as the Fund's investment adviser.

     MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO
     Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities.

WARBURG PINCUS TRUST
The Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Portfolios are managed by Warburg Pincus Asset Management, Inc. ("Warburg").

     GROWTH & INCOME PORTFOLIO
     Investment Objective: Long-term growth of capital and income by investing primarily in dividend-paying equity securities. Under normal market conditions, the Portfolio will invest substantially all of its asset in equity securities that Warburg considers to be relatively undervalued based upon research and analysis, taking into account factors such as price/book ratio, price/cash flow ratio, earnings growth, debt/capital ratio and multiples of earnings of comparable securities. Although the Portfolio may hold securities of any size, it currently expects to focus on companies with market capitalizations of $1 billion or greater at the time of initial purchase.

     INTERNATIONAL EQUITY PORTFOLIO
     Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Warburg have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

     POST-VENTURE CAPITAL PORTFOLIO
     Investment Objective: Long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.

APPENDIX B: CONDENSED FINANCIAL INFORMATION

Accumulation unit values for accumulation units outstanding throughout the period.

                                                                  NO OPTIONAL DEATH BENEFITS
                                      (VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                         VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                         BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                         PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------

American Century               10.409767           13.081019          25.66%             954,865         1998
Variable Portfolios,           10.000000           10.409767           4.10%               5,919         1997
Inc. - American
Century VP Income &
Growth - Q




American Century               10.409767           13.081019          25.66%           1,156,159         1998
Variable Portfolios,           10.000000           10.409767           4.10%              14,727         1997
Inc. - American
Century VP Income &
Growth - NQ




American Century               10.088106           11.866841          17.63%           1,231,761         1998
Variable Portfolios,           10.000000           10.088106           0.88%              11,451         1997
Inc. - American
Century VP
International - Q




American Century               10.088106           11.866841          17.63%           1,439,143         1998
Variable Portfolios,           10.000000           10.088106           0.88%              27,628         1997
Inc. - American
Century VP
International - NQ




American Century               10.296896           10.689857           3.82%             628,798         1998
Variable Portfolios,           10.000000           10.296896           2.97%              32,890         1997
Inc. - American
Century VP Value - Q



American Century               10.296896           10.689857           3.82%             591,188         1998
Variable Portfolios,           10.000000           10.296896           2.97%              24,450         1997
Inc. - American
Century VP Value - NQ




The Dreyfus Socially           10.171132           13.034607          28.15%             897,734         1998
Responsible Growth             10.000000           10.171132           1.71%              13,265         1997
Fund, Inc. - Q



The Dreyfus Socially           10.171132           13.034607          28.15%             729,174         1998
Responsible Growth             10.000000           10.171132           1.71%              28,338         1997
Fund, Inc. - NQ







------------------------     ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
------------------------     ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index            10.343734           13.135997          26.99%           6,530,360              1998
Fund, Inc. - Q                 10.000000           10.343734           3.44%             167,229              1997


Dreyfus Stock Index            10.343734           13.135997          26.99%           6,930,101              1998
Fund, Inc. - NQ                10.000000           10.343734           3.44%             220,208              1997


Dreyfus Variable               10.249990           13.220513          28.98%             994,159              1998
Investment Fund -              10.000000           10.249990           2.50%              23,139              1997
Capital Appreciation
Portfolio - Q

Dreyfus Variable               10.249990           13.220513          28.98%           1,635,130              1998
Investment Fund -              10.000000           10.249990           2.50%              36,467              1997
Capital Appreciation
Portfolio - NQ


Fidelity VIP                   10.338433           11.422130          10.48%           4,652,014              1998
Equity-Income                  10.000000           10.338433           3.88%             124,825              1997
Portfolio: Service
Class - Q


Fidelity VIP                   10.338433           11.422130          10.48%           4,431,491              1998
Equity-Income                  10.000000           10.338433           3.88%             152,449              1997
Portfolio: Service
Class - NQ



Fidelity VIP Growth            10.030842           13.848033          38.05%           2,225,770              1998
Portfolio: Service             10.000000           10.030842           0.31%              51,944              1997
Class - Q



Fidelity VIP Growth            10.030842           13.848033          38.05%           1,962,518              1998
Portfolio: Service             10.000000           10.030842           0.31%              64,880              1997
Class - NQ



Fidelity VIP High              10.126638            9.586675          -5.33%           3,021,525              1998
Income Portfolio:              10.000000           10.126638           1.27%              90,815              1997
Service Class - Q



Fidelity VIP High              10.126638            9.586675          -5.33%           3,109,107              1998
Income Portfolio:              10.000000           10.126638           1.27%             114,247              1997
Service Class - NQ







------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                         VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                         BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                         PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas           9.902344           11.047878          11.57%             630,058         1998
Portfolio: Service             10.000000            9.902344          -0.98%              29,834         1997
Class - Q



Fidelity VIP Overseas           9.902344           11.047878          11.57%             759,889         1998
Portfolio: Service             10.000000            9.902344          -0.98%              32,688         1997
Class - NQ



Fidelity VIP II                 9.954885           12.812355          28.74%           2,868,661         1998
Contrafund Portfolio:          10.000000            9.954885          -0.45%              94,143         1997
Service Class - Q



Fidelity VIP II                 9.954885           12.812355          28.74%           2,993,987         1998
Contrafund Portfolio:          10.000000            9.954885          -0.45%             137,715         1997
Service Class - NQ



Fidelity VIP III               10.400464           12.826216          23.32%           2,015,088         1998
Growth Opportunities           10.000000           10.400464           4.00%              65,917         1997
Portfolio: Service
Class - Q




Fidelity VIP III               10.400464           12.826216          23.32%           2,029,092         1998
Growth Opportunities           10.000000           10.400464           4.00%              74,836         1997
Portfolio: Service
Class - NQ




Morgan Stanley Dean            10.425451            7.395794         -29.06%             148,936         1998
Witter Universal               10.000000           10.425451           4.25%               3,325         1997
Funds, Inc. - Emerging
Markets Debt Portfolio
- Q




Morgan Stanley Dean            10.425451            7.395794         -29.06%             152,995         1998
Witter Universal               10.000000           10.425451           4.25%               5,093         1997
Funds, Inc. - Emerging
Markets Debt Portfolio
- NQ




NSAT Capital                   10.385596           13.369463          28.73%           4,235,753         1998
Appreciation Fund - Q          10.000000           10.385596           3.86%              76,048         1997






------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                         VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                         BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                         PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------

NSAT Capital                   10.385596           13.369463          28.73%           4,697,136         1998
Appreciation Fund - NQ         10.000000           10.385596           3.86%              74,609         1997


NSAT Government Bond           10.143182           10.941842           7.87%           3,607,650         1998
Fund - Q                       10.000000           10.143182           1.43%              67,127         1997

NSAT Government Bond           10.143182           10.941842           7.87%           3,232,045         1998
Fund - NQ                      10.000000           10.143182           1.43%             138,589         1997

NSAT Money Market Fund         10.074129           10.504509           4.27%           4,931,150         1998
- Q*                           10.000000           10.074129           0.74%             155,902         1997

NSAT Money Market Fund         10.074129           10.504509           4.27%           5,513,782         1998
- NQ*                          10.000000           10.074129           0.74%             581,682         1997

NSAT Total Return Fund         10.242940           11.979444          16.95%           8,225,066         1998
- Q                            10.000000           10.242940           2.43%             182,146         1997

NSAT Total Return Fund         10.242940           11.979444          16.95%           5,639,031         1998
- NQ                           10.000000           10.242940           2.43%             197,787         1997

NSAT Nationwide                10.130674           10.844036           7.04%           1,042,085         1998
Balanced Fund - Q              10.000000           10.130674           1.31%              20,941         1997

NSAT Nationwide                10.130674           10.844036           7.04%             927,751         1998
Balanced Fund - NQ             10.000000           10.130674           1.31%              23,584         1997

NSAT Nationwide Equity         10.161693           11.588459          14.04%             237,366         1998
Income Fund - Q                10.000000           10.161693           1.62%              10,838         1997


NSAT Nationwide Equity         10.161693           11.588459          14.04%             340,149         1998
Income Fund - NQ               10.000000           10.161693           1.62%              27,331         1997


NSAT Nationwide Global         10.102208           11.921445          18.01%             296,907         1998
Equity Fund - Q                10.000000           10.102208           1.02%              15,788         1997



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                         VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                         BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                         PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------

NSAT Nationwide Global         10.102208           11.921445          18.01%             382,578         1998
Equity Fund - NQ               10.000000           10.102208           1.02%              12,998         1997


NSAT Nationwide High           10.212505           10.701912           4.79%             656,370         1998
Income Bond Fund - Q           10.000000           10.212505           2.13%              15,004         1997


NSAT Nationwide High           10.212505           10.701912           4.79%             709,535         1998
Income Bond Fund - NQ          10.000000           10.212505           2.13%              33,703         1997


NSAT Nationwide                10.088793           10.252876           1.63%             915,760         1998
Multi-Sector Bond Fund         10.000000           10.088793           0.89%              13,658         1997
- Q



NSAT Nationwide                10.088793           10.252876           1.63%             934,096         1998
Multi-Sector Bond Fund         10.000000           10.088793           0.89%              41,385         1997
- NQ



NSAT Nationwide Select          9.949100           10.919701           9.76%             171,632         1998
Advisers Mid Cap Fund-         10.000000            9.949100          -0.51%               3,322         1997
Q



NSAT Nationwide Select          9.949100           10.919701           9.76%             185,246         1998
Advisers Mid Cap Fund-         10.000000            9.949100          -0.51%               5,540         1997
NQ



NSAT Nationwide Small           9.823904            9.432351          -3.99%             930,565         1998
Cap Value Fund - Q             10.000000            9.823904          -1.76%              29,661         1997


NSAT Nationwide Small           9.823904            9.432351          -3.99%           1,021,664         1998
Cap Value Fund - NQ            10.000000            9.823904          -1.76%              42,125         1997


NSAT Nationwide Small           9.613184            9.617964           0.05%           1,269,546         1998
Company Fund - Q               10.000000            9.613184          -3.87%              26,226         1997




------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                         VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                         BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                         PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------

NSAT Nationwide Small           9.613184            9.617964           0.05%           1,253,383         1998
Company Fund - NQ              10.000000            9.613184          -3.87%              60,510         1997


NSAT Nationwide                10.204129           11.582258          13.51%             265,377         1998
Strategic Growth Fund          10.000000           10.204129           2.04%               7,333         1997
- Q



NSAT Nationwide                10.204129           11.582258          13.51%             223,704         1998
Strategic Growth Fund          10.000000           10.204129           2.04%              14,559         1997
- NQ



NSAT Nationwide                10.147459           10.090240          -0.56%             345,847         1998
Strategic Value Fund -         10.000000           10.147459           1.47%              12,123         1997
Q



NSAT Nationwide                10.147459           10.090240          -0.56%             505,486         1998
Strategic Value Fund -         10.000000           10.147459           1.47%              13,612         1997
NQ



Neuberger Berman AMT           10.504106           13.699229          30.42%             578,032         1998
Guardian Portfolio - Q         10.000000           10.504106           5.04%               5,387         1997



Neuberger Berman AMT           10.504106           13.699229          30.42%             609,746         1998
Guardian Portfolio - NQ        10.000000           10.504106           5.04%               9,331         1997


Neuberger Berman AMT           11.702355           16.144809          37.96%             436,579         1998
Mid-Cap Growth                 10.000000           11.702355          17.02%              24,058         1997
Portfolio - Q



Neuberger Berman AMT           11.702355           16.144809          37.96%             449,661         1998
Mid-Cap Growth                 10.000000           11.702355          17.02%              27,997         1997
Portfolio - NQ



Neuberger Berman AMT           10.132434           10.458607           3.22%           3,020,772         1998
Partners Portfolio - Q         10.000000           10.132434           1.32%             123,308         1997





------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                         VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                         BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                         PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT           10.132434           10.458607           3.22%           2,842,880         1998
Partners Portfolio - NQ        10.000000           10.132434           1.32%             816,409         1997


Oppenheimer Variable            9.533314           10.609896          11.29%             787,398         1998
Account Funds -                10.000000            9.533314          -4.67%              17,204         1997
Oppenheimer Aggressive
Growth Fund/VA - Q





Oppenheimer Variable            9.533314           10.609896          11.29%             753,325         1998
Account Funds -                10.000000            9.533314          -4.67%              22,088         1997
Oppenheimer Aggressive
Growth Fund/VA - NQ





Oppenheimer Variable            9.827325           12.070167          22.82%             916,203         1998
Account Funds -                10.000000            9.827325          -1.73%              32,359         1997
Oppenheimer Capital
Appreciation Fund/VA -
Q





Oppenheimer Variable            9.827325           12.070167          22.82%           1,094,091         1998
Account Funds -                10.000000            9.827325          -1.73%              11,808         1997
Oppenheimer Capital
Appreciation Fund/VA -
NQ





Oppenheimer Variable           10.259486           10.639805           3.71%           1,242,544         1998
Account Funds -                10.000000           10.259486           2.59%              18,417         1997
Oppenheimer Main
Street Growth & Income
Fund/VA - Q




Oppenheimer Variable           10.259486           10.639805           3.71%           1,352,028         1998
Account Funds -                10.000000           10.259486           2.59%              39,986         1997
Oppenheimer Main
Street Growth & Income
Fund/VA - NQ





------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                         VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                         BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                         PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide               8.814851            5.751082         -34.76%             217,873         1998
Insurance Trust -              10.000000            8.814851         -11.85%               9,145         1997
Worldwide Emerging
Markets Fund - Q




Van Eck Worldwide               8.814851            5.751082         -34.76%             279,325         1998
Insurance Trust -              10.000000            8.814851         -11.85%              18,343         1997
Worldwide Emerging
Markets Fund - NQ




Van Eck Worldwide               8.979477            6.139717         -31.63%              82,690         1998
Insurance Trust -              10.000000            8.979477         -10.21%              10,008         1997
Worldwide Hard Assets
Fund - Q




Van Eck Worldwide               8.979477            6.139717         -31.63%             115,681         1998
Insurance Trust -              10.000000            8.979477         -10.21%               7,257         1997
Worldwide Hard Assets
Fund - NQ




Van Kampen Life                10.338661            9.050353         -12.46%             646,017         1998
Investment Trust -             10.000000           10.338661           3.39%              32,778         1997
Morgan Stanley Real
Estate Securities
Portfolio - Q





Van Kampen Life                10.338661            9.050353         -12.46%             606,338         1998
Investment Trust -             10.000000           10.338661           3.39%              27,341         1997
Morgan Stanley Real
Estate Securities
Portfolio - NQ





Warburg Pincus Trust -         10.373620           11.521372          11.06%             373,962         1998
Growth & Income                10.000000           10.373620           3.74%              11,884         1997
Portfolio - Q



Warburg Pincus Trust -         10.373620           11.521372          11.06%             328,455         1998
Growth & Income                10.000000           10.373620           3.74%               1,514         1997
Portfolio - NQ







------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                         VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                         BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                         PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------

Warburg Pincus Trust -          9.454794            9.865775           4.35%             479,917         1998
International Equity           10.000000            9.454794          -5.45%              23,146         1997
Portfolio - Q



Warburg Pincus Trust -          9.454794            9.865775           4.35%             496,472         1998
International Equity           10.000000            9.454794          -5.45%              35,372         1997
Portfolio - NQ



Warburg Pincus Trust -          9.852750           10.394476           5.50%             192,595         1998
Post-Venture Capital           10.000000            9.852750          -1.47%               1,213         1997
Portfolio - Q



Warburg Pincus Trust -          9.852750           10.394476           5.50%             209,056         1998
Post-Venture Capital           10.000000            9.852750          -1.47%               7,662         1997
Portfolio - NQ




*The 7-day yield for the NSAT Money Market Fund as of December 31, 1998 was
3.77%.

Contracts were first available October 27, 1997. Condensed Financial Information for 1997 reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Select Advisers Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, no Condensed Financial Information is available.




                                                            OPTIONAL ONE-YEAR STEP UP DEATH BENEFIT
                                      (VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                         VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                         BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                         PERIOD                                                      PERIOD

------------------------ ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.408936           13.073386          25.60%             583,554         1998
Variable Portfolios,           10.000000           10.408936           4.09%              11,674         1997
Inc. - American
Century VP Income &
Growth - Q




American Century               10.408936           13.073386          25.60%             612,111         1998
Variable Portfolios,           10.000000           10.408936           4.09%               5,571         1997
Inc. - American
Century VP Income &
Growth - NQ




American Century               10.087297           11.859906          17.57%             667,671         1998
Variable Portfolios,           10.000000           10.087297           0.87%               3,170         1997
Inc. - American
Century VP
International - Q




American Century               10.087297           11.859906          17.57%             795,739         1998
Variable Portfolios,           10.000000           10.087297           0.87%               9,299         1997
Inc. - American
Century VP
International - NQ




American Century               10.296077           10.683601           3.76%             355,592         1998
Variable Portfolios,           10.000000           10.296077           2.96%              42,338         1997
Inc. - American
Century VP Value - Q



American Century               10.296077           10.683601           3.76%             298,758         1998
Variable Portfolios,           10.000000           10.296077           2.96%              22,796         1997
Inc. - American
Century VP Value - NQ




The Dreyfus Socially           10.170317           13.026995          28.09%             570,245         1998
Responsible Growth             10.000000           10.170317           1.70%              21,267         1997
Fund, Inc. - Q



The Dreyfus Socially           10.170317           13.026995          28.09%             538,134         1998
Responsible Growth             10.000000           10.170317           1.70%              13,946         1997
Fund, Inc. - NQ







------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                         VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                         BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                         PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index            10.342909           13.128325          26.93%           4,403,681         1998
Fund, Inc. - Q                 10.000000           10.342909           3.43%              79,005         1997

Dreyfus Stock Index            10.342909           13.128325          26.93%           4,086,832         1998
Fund, Inc. - NQ                10.000000           10.342909           3.43%             103,007         1997

Dreyfus Variable               10.249171           13.212796          28.92%             620,733         1998
Investment Fund -              10.000000           10.249171           2.49%              16,809         1997
Capital Appreciation
Portfolio - Q




Dreyfus Variable               10.249171           13.212796          28.92%             689,993         1998
Investment Fund -              10.000000           10.249171           2.49%              10,034         1997
Capital Appreciation
Portfolio - NQ




Fidelity VIP                   10.337608           11.415454          10.43%           3,163,281         1998
Equity-Income                  10.000000           10.337608           3.38%              80,230         1997
Portfolio: Service
Class - Q



Fidelity VIP                   10.337608           11.415454          10.43%           3,558,258         1998
Equity-Income                  10.000000           10.337608           3.38%             101,670         1997
Portfolio: Service
Class - NQ



Fidelity VIP Growth            10.030041           13.839948          37.98%           1,633,140         1998
Portfolio: Service             10.000000           10.030041           0.30%              26,495         1997
Class - Q



Fidelity VIP Growth            10.030041           13.839948          37.98%           1,450,527         1998
Portfolio: Service             10.000000           10.030041           0.30%              42,184         1997
Class - NQ



Fidelity VIP High              10.125825            9.581067          -5.38%           1,716,342         1998
Income Portfolio:              10.000000           10.125825           1.26%              28,809         1997
Service Class - Q



Fidelity VIP High              10.125825            9.581067          -5.38%           1,953,504         1998
Income Portfolio:              10.000000           10.125825           1.26%              38,172         1997
Service Class - NQ






------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                         VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                         BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                         PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas           9.901549           11.041416          11.51%             390,759         1998
Portfolio: Service             10.000000            9.901549          -0.98%               6,886         1997
Class - Q



Fidelity VIP Overseas           9.901549           11.041416          11.51%             364,389         1998
Portfolio: Service             10.000000            9.901549          -0.98%              13,646         1997
Class - NQ



Fidelity VIP II                 9.954090           12.804877          28.64%           1,744,153         1998
Contrafund Portfolio:          10.000000            9.954090          -0.46%              52,859         1997
Service Class - Q



Fidelity VIP II                 9.954090           12.804877          28.64%           1,750,402         1998
Contrafund Portfolio:          10.000000            9.954090          -0.46%              61,145         1997
Service Class - NQ



Fidelity VIP III               10.399630           12.818700          23.26%           1,566,691         1998
Growth Opportunities           10.000000           10.399630           4.00%              50,299         1997
Portfolio: Service
Class - Q




Fidelity VIP III               10.399630           12.818700          23.26%           1,701,741         1998
Growth Opportunities           10.000000           10.399630           4.00%              34,840         1997
Portfolio: Service
Class - NQ




Morgan Stanley Dean            10.424614            7.391460         -29.10%              50,958         1998
Witter Universal               10.000000           10.424614           4.25%               4,517         1997
Funds, Inc. - Emerging
Markets Debt Portfolio
- Q





Morgan Stanley Dean            10.424614            7.391460         -29.10%              56,822         1998
Witter Universal               10.000000           10.424614           4.25%               4,151         1997
Funds, Inc. - Emerging
Markets Debt Portfolio
- NQ





NSAT Capital                   10.384765           13.361662          28.67%           2,719,427         1998
Appreciation Fund - Q          10.000000           10.384765           3.85%              42,993         1997


------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                         VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                         BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                         PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------

NSAT Capital                   10.384765           13.361662          28.67%           2,067,286         1998
Appreciation Fund - NQ         10.000000           10.384765           3.85%              34,299         1997

NSAT Government Bond           10.142367           10.935440           7.82%           2,389,465         1998
Fund - Q                       10.000000           10.142367           1.42%              35,843         1997

NSAT Government Bond           10.142367           10.935440           7.82%           2,162,208         1998
Fund - NQ                      10.000000           10.142367           1.42%              31,348         1997

NSAT Money Market Fund         10.073279           10.498325           4.22%           3,146,947         1998
- Q*                           10.000000           10.073279           0.73%             172,291         1997

NSAT Money Market Fund         10.073279           10.498325           4.22%           2,859,923         1998
- NQ*                          10.000000           10.073279           0.73%             228,200         1997

NSAT Total Return Fund         10.242118           11.972436          16.89%           4,784,644         1998
- Q                            10.000000           10.242118           2.42%              84,236         1997

NSAT Total Return Fund         10.242118           11.972436          16.89%           3,784,283         1998
- NQ                           10.000000           10.242118           2.42%              76,652         1997

NSAT Nationwide                10.129864           10.837697           6.99%             724,101         1998
Balanced Fund - Q              10.000000           10.129864           1.30%              18,660         1997

NSAT Nationwide                10.129864           10.837697           6.99%             641,839         1998
Balanced Fund - NQ             10.000000           10.129864           1.30%               7,268         1997

NSAT Nationwide Equity         10.160882           11.581699          13.98%             182,603         1998
Income Fund - Q                10.000000           10.160882           1.61%              10,109         1997

NSAT Nationwide Equity         10.160882           11.581699          13.98%             263,284         1998
Income Fund - NQ               10.000000           10.160882           1.61%               4,986         1997

NSAT Nationwide Global         10.101401           11.914478          17.95%             209,682         1998
Equity Fund - Q                10.000000           10.101401           1.01%              10,785         1997


------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                         VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                         BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                         PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
NSAT Nationwide Global         10.101401           11.914478          17.95%             265,967         1998
Equity Fund - NQ               10.000000           10.101401           1.01%               5,708         1997

NSAT Nationwide High           10.211688           10.695657           4.74%             563,880         1998
Income Bond Fund - Q           10.000000           10.211688           2.12%              15,211         1997

NSAT Nationwide High           10.211688           10.695657           4.74%             507,316         1998
Income Bond Fund - NQ          10.000000           10.211688           2.12%               7,868         1997

NSAT Nationwide                10.087985           10.246882           1.58%             628,805         1998
Multi-Sector Bond Fund         10.000000           10.087985           0.88%              22,440         1997
- Q

NSAT Nationwide                10.087985           10.246882           1.58%             548,001         1998
Multi-Sector Bond Fund         10.000000           10.087985           0.88%              12,227         1997
- NQ

NSAT Nationwide Select          9.948304           10.913315           9.70%             124,451         1998
Advisers Mid Cap Fund-         10.000000            9.948304          -0.52%               5,466         1997
Q

NSAT Nationwide Select          9.948304           10.913315           9.70%             125,175         1998
Advisers Mid Cap Fund-         10.000000            9.948304          -0.52%               4,072         1997
NQ

NSAT Nationwide Small           9.823118            9.426837          -4.03%             502,680         1998
Cap Value Fund - Q             10.000000            9.823118          -1.77%              16,510         1997

NSAT Nationwide Small           9.823118            9.426837          -4.03%             467,220         1998
Cap Value Fund - NQ            10.000000            9.823118          -1.77%              20,577         1997

NSAT Nationwide Small           9.612411            9.612340           0.00%             832,015         1998
Company Fund - Q               10.000000            9.612411          -3.88%              30,320         1997


------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                         VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                         BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                         PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
NSAT Nationwide Small           9.612411            9.612340           0.00%             830,194         1998
Company Fund - NQ              10.000000            9.612411          -3.88%              32,541         1997

NSAT Nationwide                10.203313           11.575478          13.45%             105,819         1998
Strategic Growth Fund          10.000000           10.203313           2.03%               3,708         1997
- Q

NSAT Nationwide                10.203313           11.575478          13.45%             115,940         1998
Strategic Growth Fund          10.000000           10.203313           2.03%               2,921         1997
- NQ

NSAT Nationwide                10.146650           10.084334          -0.61%             134,335         1998
Strategic Value Fund -         10.000000           10.146650           1.47%               3,022         1997
Q

NSAT Nationwide                10.146650           10.084334          -0.61%             239,315         1998
Strategic Value Fund -         10.000000           10.146650           1.47%              13,153         1997
NQ

Neuberger Berman AMT           10.503269           13.691238          30.35%             519,550         1998
Guardian Portfolio - Q         10.000000           10.503269           5.03%               8,001         1997

Neuberger Berman AMT           10.503269           13.691238          30.35%             425,826         1998
Guardian Portfolio - NQ        10.000000           10.503269           5.03%              14,929         1997

Neuberger Berman AMT           11.701424           16.135377          37.89%             347,143         1998
Mid-Cap Growth                 10.000000           11.701424          17.01%              56,145         1997
Portfolio - Q

Neuberger Berman AMT           11.701424           16.135377          37.89%             372,662         1998
Mid-Cap Growth                 10.000000           11.701424          17.01%              16,768         1997
Portfolio - NQ

Neuberger Berman AMT           10.131623           10.452498           3.17%           1,949,091         1998
Partners Portfolio - Q         10.000000           10.131623           1.32%             195,515         1997


------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                         VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                         BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                         PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           10.131623           10.452498           3.17%           1,997,553         1998
Partners Portfolio - NQ        10.000000           10.131623           1.32%             133,165         1997

Oppenheimer Variable            9.532548           10.603692          11.24%             395,607         1998
Account Funds -                10.000000            9.532548          -4.67%              11,021         1997
Oppenheimer Aggressive
Growth Fund/VA - Q

Oppenheimer Variable            9.532548           10.603692          11.24%             446,338         1998
Account Funds -                10.000000            9.532548          -4.67%              10,675         1997
Oppenheimer Aggressive
Growth Fund/VA - NQ

Oppenheimer Variable            9.826536           12.063121          22.76%             587,304         1998
Account Funds -                10.000000            9.826536          -1.73%              26,012         1997
Oppenheimer Capital
Appreciation Fund/VA -
Q

Oppenheimer Variable            9.826536           12.063121          22.76%             591,561         1998
Account Funds -                10.000000            9.826536          -1.73%              16,143         1997
Oppenheimer Capital
Appreciation Fund/VA -
NQ

Oppenheimer Variable           10.258664           10.633592           3.65%             825,742         1998
Account Funds -                10.000000           10.258664           2.59%              15,547         1997
Oppenheimer Main
Street Growth & Income
Fund/VA - Q

Oppenheimer Variable           10.258664           10.633592           3.65%           1,013,404         1998
Account Funds -                10.000000           10.258664           2.59%              15,661         1997
Oppenheimer Main
Street Growth & Income
Fund/VA - NQ

Van Eck Worldwide               8.814146            5.747723         -34.79%             141,469         1998
Insurance Trust -              10.000000            8.814146         -11.86%              30,479         1997
Worldwide Emerging
Markets Fund - Q


------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                         VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                         BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                         PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide               8.814146            5.747723         -34.79%             104,323         1998
Insurance Trust -              10.000000            8.814146         -11.86%              15,119         1997
Worldwide Emerging
Markets Fund - NQ

Van Eck Worldwide               8.978753            6.136113         -31.66%              69,784         1998
Insurance Trust -              10.000000            8.978753         -10.21%                 765         1997
Worldwide Hard Assets
Fund - Q

Van Eck Worldwide               8.978753            6.136113         -31.66%              36,296         1998
Insurance Trust -              10.000000            8.978753         -10.21%               4,496         1997
Worldwide Hard Assets
Fund - NQ

Van Kampen Life                10.337835            9.045055         -12.89%             372,172         1998
Investment Trust -             10.000000           10.337835           3.38%               8,443         1997
Morgan Stanley Real
Estate Securities
Portfolio - Q

Van Kampen Life                10.337835            9.045055         -12.89%             250,104         1998
Investment Trust -             10.000000           10.337835           3.38%              23,459         1997
Morgan Stanley Real
Estate Securities
Portfolio - NQ

Warburg Pincus Trust -         10.372788           11.514627          11.01%             150,366         1998
Growth & Income                10.000000           10.372788           3.73%              10,462         1997
Portfolio - Q

Warburg Pincus Trust -         10.372788           11.514627          11.01%             193,659         1998
Growth & Income                10.000000           10.372788           3.73%              11,043         1997
Portfolio - NQ

Warburg Pincus Trust -          9.454036            9.860001           4.29%           2,136,445         1998
International Equity           10.000000            9.454036          -5.46%               9,501         1997
Portfolio - Q

Warburg Pincus Trust -          9.454036            9.860001           4.29%           2,809,469         1998
International Equity           10.000000            9.454036          -5.46%              11,346         1997
Portfolio - NQ


------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                         VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                         BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                         PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Warburg Pincus Trust -          9.851960           10.388404           5.45%              92,766         1998
Post-Venture Capital           10.000000            9.851960          -1.48%               1,263         1997
Portfolio - Q

Warburg Pincus Trust -          9.851960           10.388404           5.45%              59,430         1998
Post-Venture Capital           10.000000            9.851960          -1.48%               1,127         1997
Portfolio - NQ


*The 7-day yield for the NSAT Money Market Fund as of December 31, 1998 was
3.77%.

Contracts were first available October 27, 1997. Condensed Financial Information for 1997 reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Select Advisers Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, no Condensed Financial Information is available.

                                                              OPTIONAL 5% ENHANCED DEATH BENEFIT
                                      (VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                         VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                         BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                         PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.408098           13.065728          25.53%              81,928         1998
Variable Portfolios,           10.000000           10.408098           4.08%                 832         1997
Inc. - American
Century VP Income &
Growth - Q

American Century               10.408098           13.065728          25.53%             128,629         1998
Variable Portfolios,           10.000000           10.408098           4.08%               5,236         1997
Inc. - American
Century VP Income &
Growth - NQ

American Century               10.086493           11.852979          17.51%              99,298         1998
Variable Portfolios,           10.000000           10.086493           0.86%                 698         1997
Inc. - American
Century VP
International - Q

American Century               10.086493           11.852979          17.51%             165,809         1998
Variable Portfolios,           10.000000           10.086493           0.86%               2,265         1997
Inc. - American
Century VP
International - NQ

American Century               10.295249           10.677353           3.71%              77,126         1998
Variable Portfolios,           10.000000           10.295249           2.95%               1,336         1997
Inc. - American
Century VP Value - Q

American Century               10.295249           10.677353           3.71%              72,329         1998
Variable Portfolios,           10.000000           10.295249           2.95%               8,217         1997
Inc. - American
Century VP Value - NQ

The Dreyfus Socially           10.169503           13.019372          28.02%              89,640         1998
Responsible Growth             10.000000           10.169503           1.70%               4,821         1997
Fund, Inc. - Q

The Dreyfus Socially           10.169503           13.019372          28.02%             135,100         1998
Responsible Growth             10.000000           10.169503           1.70%               2,598         1997
Fund, Inc. - NQ

------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                         VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                         BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                         PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index            10.342079           13.120640          26.87%             783,466         1998
Fund, Inc. - Q                 10.000000           10.342079           3.42%               9,203         1997

Dreyfus Stock Index            10.342079           13.120640          26.87%             913,818         1998
Fund, Inc. - NQ                10.000000           10.342079           3.42%              13,090         1997

Dreyfus Variable               10.248351           13.205079          28.85%             131,684         1998
Investment Fund -              10.000000           10.248351           2.48%               3,777         1997
Capital Appreciation
Portfolio - Q

Dreyfus Variable               10.248351           13.205079          28.85%             246,123         1998
Investment Fund -              10.000000           10.248351           2.48%                 706         1997
Capital Appreciation
Portfolio - NQ

Fidelity VIP                   10.336779           11.408770          10.37%             524,588         1998
Equity-Income                  10.000000           10.336779           3.37%              18,611         1997
Portfolio: Service
Class - Q

Fidelity VIP                   10.336779           11.408770          10.37%             864,765         1998
Equity-Income                  10.000000           10.336779           3.37%              36,514         1997
Portfolio: Service
Class - NQ

Fidelity VIP Growth            10.029235           13.831860          37.92%             253,263         1998
Portfolio: Service             10.000000           10.029235           0.29%               4,718         1997
Class - Q

Fidelity VIP Growth            10.029235           13.831860          37.92%             343,224         1998
Portfolio: Service             10.000000           10.029235           0.29%               9,713         1997
Class - NQ

Fidelity VIP High              10.125013            9.575458          -5.43%             376,294         1998
Income Portfolio:              10.000000           10.125013           1.25%               2,418         1997
Service Class - Q

Fidelity VIP High              10.125013            9.575458          -5.43%             598,620         1998
Income Portfolio:              10.000000           10.125013           1.25%              12,697         1997
Service Class - NQ

------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                         VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                         BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                         PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas           9.900760           11.034969          11.46%              91,010         1998
Portfolio: Service             10.000000            9.900760          -0.99%                 887         1997
Class - Q

Fidelity VIP Overseas           9.900760           11.034969          11.46%             137,943         1998
Portfolio: Service             10.000000            9.900760          -0.99%               9,071         1997
Class - NQ

Fidelity VIP II                 9.953285           12.797393          28.57%             214,618         1998
Contrafund Portfolio:          10.000000            9.953285          -0.47%              12,678         1997
Service Class - Q

Fidelity VIP II                 9.953285           12.797393          28.57%             446,178         1998
Contrafund Portfolio:          10.000000            9.953285          -0.47%              14,306         1997
Service Class - NQ

Fidelity VIP III               10.398800           12.811215          23.20%             231,845         1998
Growth Opportunities           10.000000           10.398800           3.99%               8,419         1997
Portfolio: Service
Class - Q

Fidelity VIP III               10.398800           12.811215          23.20%             295,189         1998
Growth Opportunities           10.000000           10.398800           3.99%              13,599         1997
Portfolio: Service
Class - NQ

Morgan Stanley Dean            10.423780            7.387124         -29.13%               9,703         1998
Witter Universal               10.000000           10.423780           4.24%                 204         1997
Funds, Inc. - Emerging
Markets Debt Portfolio
- Q

Morgan Stanley Dean            10.423780            7.387124         -29.13%              19,124         1998
Witter Universal               10.000000           10.423780           4.24%               1,531         1997
Funds, Inc. - Emerging
Markets Debt Portfolio
- NQ

NSAT Capital                   10.383931           13.353842          28.55%             391,203         1998
Appreciation Fund - Q          10.000000           10.383931           3.84%               4,967         1997

------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                         VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                         BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                         PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
NSAT Capital                   10.383931           13.353842          28.55%             499,622         1998
Appreciation Fund - NQ         10.000000           10.383931           3.84%              23,354         1997

NSAT Government Bond           10.141552           10.929045           7.77%             425,444         1998
Fund - Q                       10.000000           10.141552           1.42%              17,678         1997

NSAT Government Bond           10.141552           10.929045           7.77%             578,467         1998
Fund - NQ                      10.000000           10.141552           1.42%              21,953         1997

NSAT Money Market Fund         10.072429           10.492136           4.17%             773,874         1998
- Q*                           10.000000           10.072429           0.72%             109,198         1997

NSAT Money Market Fund         10.072429           10.492136           4.17%             932,153         1998
- NQ*                          10.000000           10.072429           0.72%              61,681         1997

NSAT Total Return Fund         10.241300           11.965436          16.84%             705,982         1998
- Q                            10.000000           10.241300           2.41%              13,269         1997

NSAT Total Return Fund         10.241300           11.965436          16.84%             695,165         1998
- NQ                           10.000000           10.241300           2.41%              37,377         1997

NSAT Nationwide                10.129053           10.831355           6.93%             123,286         1998
Balanced Fund - Q              10.000000           10.129053           1.29%               4,261         1997

NSAT Nationwide                10.129053           10.831355           6.93%             149,449         1998
Balanced Fund - NQ             10.000000           10.129053           1.29%              13,393         1997

NSAT Nationwide Equity         10.160070           11.574924          13.93%              32,573         1998
Income Fund - Q                10.000000           10.160070           1.60%               2,466         1997

NSAT Nationwide Equity         10.160070           11.574924          13.93%              46,558         1998
Income Fund - NQ               10.000000           10.160070           1.60%               2,603         1997

NSAT Nationwide Global         10.100588           11.907510          17.89%              52,138         1998
Equity Fund - Q                10.000000           10.100588           1.01%               1,682         1997

------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                         VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                         BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                         PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
NSAT Nationwide Global         10.100588           11.907510          17.89%              52,521         1998
Equity Fund - NQ               10.000000           10.100588           1.01%               3,870         1997

NSAT Nationwide High           10.210867           10.689393           4.69%             168,923         1998
Income Bond Fund - Q           10.000000           10.210867           2.11%               2,873         1997

NSAT Nationwide High           10.210867           10.689393           4.69%             196,834         1998
Income Bond Fund - NQ          10.000000           10.210867           2.11%              15,172         1997

NSAT Nationwide                10.087176           10.240891           1.52%             180,699         1998
Multi-Sector Bond Fund         10.000000           10.087176           0.87%               2,097         1997
- Q

NSAT Nationwide                10.087176           10.240891           1.52%             200,225         1998
Multi-Sector Bond Fund         10.000000           10.087176           0.87%              11,411         1997
- NQ

NSAT Nationwide Select          9.947507           10.906928           9.64%              20,280         1998
Advisers Mid Cap Fund-         10.000000            9.947507          -0.52%               2,671         1997
Q

NSAT Nationwide Select          9.947507           10.906928           9.64%              35,289         1998
Advisers Mid Cap Fund-         10.000000            9.947507          -0.52%               1,954         1997
NQ

NSAT Nationwide Small           9.822329            9.421309          -4.08%              73,139         1998
Cap Value Fund - Q             10.000000            9.822329          -1.78%               3,373         1997

NSAT Nationwide Small           9.822329            9.421309          -4.08%             149,068         1998
Cap Value Fund - NQ            10.000000            9.822329          -1.78%               5,548         1997

NSAT Nationwide Small           9.611642            9.606706          -0.05%             103,212         1998
Company Fund - Q               10.000000            9.611642          -3.88%                 453         1997

------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                         VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                         BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                         PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
NSAT Nationwide Small           9.611642            9.606706          -0.05%             182,983         1998
Company Fund - NQ              10.000000            9.611642          -3.88%              12,059         1997

NSAT Nationwide                10.202497           11.568711          13.39%              28,004         1998
Strategic Growth Fund          10.000000           10.202497           2.02%                 201         1997
- Q

NSAT Nationwide                10.202497           11.568711          13.39%              14,539         1998
Strategic Growth Fund          10.000000           10.202497           2.02%               3,231         1997
- NQ

NSAT Nationwide                10.145838           10.078441          -0.66%              36,418         1998
Strategic Value Fund -         10.000000           10.145838           1.46%                 227         1997
Q

NSAT Nationwide                10.145838           10.078441          -0.66%              85,804         1998
Strategic Value Fund -         10.000000           10.145838           1.46%               5,509         1997
NQ

Neuberger Berman AMT           10.502434           13.683246          30.29%              66,839         1998
Guardian Portfolio - Q         10.000000           10.502434           5.02%                 590         1997

Neuberger Berman AMT           10.502434           13.683246          30.29%             161,709         1998
Guardian Portfolio - NQ        10.000000           10.502434           5.02%               5,754         1997

Neuberger Berman AMT           11.700489           16.125954          37.82%              41,741         1998
Mid-Cap Growth                 10.000000           11.700489          17.00%               3,696         1997
Portfolio - Q

Neuberger Berman AMT           11.700489           16.125954          37.82%             107,495         1998
Mid-Cap Growth                 10.000000           11.700489          17.00%               6,472         1997
Portfolio - NQ

Neuberger Berman AMT           10.130813           10.446379           3.11%             269,744         1998
Partners Portfolio - Q         10.000000           10.130813           1.31%               9,975         1997

------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                         VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                         BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                         PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           10.130813           10.446379           3.11%             330,876         1998
Partners Portfolio - NQ        10.000000           10.130813           1.31%              40,357         1997

Oppenheimer Variable            9.531780           10.597477          11.18%              75,188         1998
Account Funds -                10.000000            9.531780          -4.68%               3,437         1997
Oppenheimer Aggressive
Growth Fund/VA - Q

Oppenheimer Variable            9.531780           10.597477          11.18%             118,302         1998
Account Funds -                10.000000            9.531780          -4.68%              11,150         1997
Oppenheimer Aggressive
Growth Fund/VA - NQ

Oppenheimer Variable            9.825746           12.056049          22.70%             110,392         1998
Account Funds -                10.000000            9.825746          -1.74%               2,404         1997
Oppenheimer Capital
Appreciation Fund/VA -
Q

Oppenheimer Variable            9.825746           12.056049          22.70%             122,036         1998
Account Funds -                10.000000            9.825746          -1.74%               7,972         1997
Oppenheimer Capital
Appreciation Fund/VA -
NQ

Oppenheimer Variable           10.257840           10.627355           3.60%             155,966         1998
Account Funds -                10.000000           10.257840           2.58%               1,064         1997
Oppenheimer Main
Street Growth & Income
Fund/VA - Q

Oppenheimer Variable           10.257840           10.627355           3.60%             254,947         1998
Account Funds -                10.000000           10.257840           2.58%              15,025         1997
Oppenheimer Main
Street Growth & Income
Fund/VA - NQ

Van Eck Worldwide               8.813437            5.744349         -34.82%              31,317         1998
Insurance Trust -              10.000000            8.813437         -11.87%                 733         1997
Worldwide Emerging
Markets Fund - Q

------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                         VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                         BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                         PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide               8.813437            5.744349         -34.82%              46,981         1998
Insurance Trust -              10.000000            8.813437         -11.87%                 779         1997
Worldwide Emerging
Markets Fund - NQ

Van Eck Worldwide               8.978030            6.132522         -31.69%              10,468         1998
Insurance Trust -              10.000000            8.978030         -10.22%                 206         1997
Worldwide Hard Assets
Fund - Q

Van Eck Worldwide               8.978030            6.132522         -31.69%              17,880         1998
Insurance Trust -              10.000000            8.978030         -10.22%               1,789         1997
Worldwide Hard Assets
Fund - NQ

Van Kampen Life                10.337004            9.039759         -12.55%              40,468         1998
Investment Trust -             10.000000           10.337004           3.37%                 416         1997
Morgan Stanley Real
Estate Securities
Portfolio - Q

Van Kampen Life                10.337004            9.039759         -12.55%              71,613         1998
Investment Trust -             10.000000           10.337004           3.37%              10,121         1997
Morgan Stanley Real
Estate Securities
Portfolio - NQ

Warburg Pincus Trust -         10.371958           11.507907          10.95%              18,436         1998
Growth & Income                10.000000           10.371958           3.72%               2,908         1997
Portfolio - Q

Warburg Pincus Trust -         10.371958           11.507907          10.95%              71,280         1998
Growth & Income                10.000000           10.371958           3.72%               4,127         1997
Portfolio - NQ

Warburg Pincus Trust -          9.453278            9.854235           4.24%              43,919         1998
International Equity           10.000000            9.453278          -5.47%                 866         1997
Portfolio - Q

Warburg Pincus Trust -          9.453278            9.854235           4.24%              82,462         1998
International Equity           10.000000            9.453278          -5.47%               5,787         1997
Portfolio - NQ

------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                         VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                         BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                         PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Warburg Pincus Trust -          9.851173           10.382320           5.39%              32,373         1998
Post-Venture Capital           10.000000            9.851173          -1.49%                 830         1997
Portfolio - Q

Warburg Pincus Trust -          9.851173           10.382320           5.39%              39,431         1998
Post-Venture Capital           10.000000            9.851173          -1.49%               2,366         1997
Portfolio - NQ

*The 7-day yield for the NSAT Money Market Fund as of December 31, 1998 was
3.77%.

Contracts were first available October 27, 1997. Condensed Financial Information for 1997 reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Select Advisers Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, no Condensed Financial Information is available.